Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 25, 2013	Jun. 29, 2012
Document and Entity Information
Entity Registrant Name	SEABOARD CORP /DE/
Entity Central Index Key	0000088121
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 638,968,287
Entity Common Stock, Shares Outstanding		1,197,513
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales:
Products (includes sales to affiliates of $747,064, $808,834 and $500,265)	$ 4,916,322	$ 4,666,172	$ 3,354,348
Service revenues	1,015,481	969,339	907,320
Other	257,330	111,391	124,034
Total net sales	6,189,133	5,746,902	4,385,702
Cost of sales and operating expenses:
Products	4,536,582	4,196,360	2,980,606
Services	896,062	879,199	775,637
Gain on sale of power generating facilities		(52,923)
Other	195,431	96,383	103,465
Total cost of sales and operating expenses	5,628,075	5,119,019	3,859,708
Gross income	561,058	627,883	525,994
Selling, general and administrative expenses	251,397	220,679	204,928
Operating income	309,661	407,204	321,066
Other income (expense):
Interest expense	(11,049)	(6,868)	(5,632)
Interest income	11,050	10,004	11,088
Interest income from affiliates	20,570	17,826	1,543
Income from affiliates	30,707	26,621	20,965
Other investment income, net	8,461	249	14,145
Foreign currency gains, net	352	651	1,254
Miscellaneous, net	(2,974)	(13,079)	(384)
Total other income, net	57,117	35,404	42,979
Earnings before income taxes	366,778	442,608	364,045
Income tax expense	(84,190)	(99,051)	(81,033)
Net earnings	282,588	343,557	283,012
Less: Net loss (income) attributable to noncontrolling interests	(277)	2,290	599
Net earnings attributable to Seaboard	282,311	345,847	283,611
Earnings per common share (in dollars per share)	$ 234.54	$ 284.66	$ 231.69
Other comprehensive income (loss), net of income tax benefit of $9,197, $12,604 and $5,443:
Foreign currency translation adjustment	(15,788)	(12,389)	(3,704)
Unrealized gain on investments	2,543	(756)	(2,134)
Unrealized loss on cash flow hedges	(113)
Unrecognized pension cost	(2,121)	(19,013)	(3,283)
Other comprehensive loss, net of tax	(15,479)	(32,158)	(9,121)
Comprehensive income	267,109	311,399	273,891
Less: Comprehensive loss (income) attributable to the noncontrolling interest	(279)	2,351	599
Comprehensive income attributable to Seaboard	$ 266,830	$ 313,750	$ 274,490
Average number of shares outstanding (in shares)	1,203,698	1,214,934	1,224,092
Dividends declared per common share (in dollars per share)	$ 12		$ 9

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Products, sales to affiliates	$ 747,064	$ 808,834	$ 500,265
Other comprehensive income (loss), income tax benefit	$ 9,197	$ 12,604	$ 5,443

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 47,651	$ 71,510
Short-term investments	313,379	323,256
Receivables:
Trade	367,321	280,279
Due from affiliates	124,006	126,616
Other	42,696	81,255
Gross receivables	534,023	488,150
Allowance for doubtful accounts	(12,131)	(10,941)
Net receivables	521,892	477,209
Inventories	756,864	644,930
Deferred income taxes	24,586	23,203
Other current assets	118,391	91,934
Total current assets	1,782,763	1,632,042
Net property, plant and equipment	843,879	796,822
Investments in and advances to affiliates	410,542	364,840
Notes receivable from affiliate	202,931	110,903
Goodwill	43,218	40,628
Other intangible assets, net	19,843	19,496
Other assets	44,605	41,997
Total Assets	3,347,781	3,006,728
Current liabilities:
Notes payable to banks	28,786	16,219
Current maturities of long-term debt	25,138	40,885
Accounts payable	217,041	151,869
Accrued compensation and benefits	127,141	114,323
Deferred revenue	53,811	29,147
Deferred revenue from affiliates	24,131	27,806
Accrued voyage costs	47,674	46,399
Accrued commodity inventory	46,509	54,357
Other accrued liabilities	106,344	80,404
Total current liabilities	676,575	561,409
Long-term debt, less current maturities	120,825	116,367
Deferred income taxes	33,929	66,300
Accrued pension liability	127,837	106,673
Other liabilities and deferred credits	80,426	76,512
Total non-current liabilities	363,017	365,852
Commitments and contingent liabilities
Stockholders' equity:
Common stock of $1 par value. Authorized 1,250,000 shares; issued and outstanding 1,197,660 and 1,210,597 shares	1,198	1,211
Accumulated other comprehensive loss	(171,544)	(156,065)
Retained earnings	2,474,896	2,233,778
Total Seaboard stockholders' equity	2,304,550	2,078,924
Noncontrolling interests	3,639	543
Total equity	2,308,189	2,079,467
Total Liabilities and Stockholders' Equity	$ 3,347,781	$ 3,006,728

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, Authorized shares	1,250,000	1,250,000
Common stock, issued shares	1,197,660	1,210,597
Common stock, outstanding shares	1,197,660	1,210,597

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 282,588,000	$ 343,557,000	$ 283,012,000
Adjustments to reconcile net earnings to cash from operating activities:
Depreciation and amortization	90,216,000	81,223,000	86,802,000
Gain on sale of power generating facilities		(52,923,000)
Gain from sale of fixed assets	(8,710,000)	(1,566,000)	(2,555,000)
Fixed asset impairment charge		5,600,000
Deferred income taxes	(24,560,000)	(1,558,000)	12,506,000
Pay-in-kind interest and accretion on note receivable from affiliate	(11,936,000)	(10,584,000)	(695,000)
Income from affiliates	(30,707,000)	(26,621,000)	(20,965,000)
Dividends received from affiliates	785,000	1,813,000	1,843,000
Other investment income, net	(8,461,000)	(249,000)	(14,145,000)
Foreign currency exchange gain	(244,000)	(336,000)	(140,000)
Other	3,614,000	829,000	1,005,000
Changes in assets and liabilities, net of business acquired:
Receivables, net of allowance	(66,583,000)	(88,434,000)	(86,205,000)
Inventories	(64,943,000)	(118,731,000)	(40,053,000)
Other current assets	(18,167,000)	85,856,000	(2,570,000)
Current liabilities, exclusive of debt	93,246,000	(36,875,000)	107,482,000
Other, net	25,565,000	38,995,000	14,490,000
Net cash from operating activities	261,703,000	219,996,000	339,812,000
Cash flows from investing activities:
Purchase of short-term investments	(773,111,000)	(233,431,000)	(687,335,000)
Proceeds from the sale of short-term investments	755,141,000	220,823,000	695,384,000
Proceeds from the maturity of short-term investments	36,693,000	19,255,000	69,534,000
Short-term note receivable issued to affiliate, net		(30,096,000)
Investments in and advances to affiliates, net	(24,927,000)	(18,533,000)	(217,578,000)
Capital expenditures	(158,755,000)	(183,748,000)	(103,336,000)
Proceeds from the sale of fixed assets	15,906,000	4,882,000	7,655,000
Proceeds from the sale of power generating facilities		59,603,000
Advance payment on capital lease		(8,493,000)
Long-term notes receivable issued to affiliate	(81,231,000)	(13,037,000)	(100,000,000)
Principal payments received on long-term notes receivable from affiliate	1,139,000	2,827,000
Proceeds from syndication and subordinated loan fees			6,525,000
Sale (purchase) of long-term investments	(9,789,000)	(4,696,000)	552,000
Acquisition of business, net of cash acquired	(3,186,000)		(5,578,000)
Other, net	849,000	1,394,000	1,140,000
Net cash from investing activities	(241,271,000)	(183,250,000)	(333,037,000)
Cash flows from financing activities:
Notes payable to banks, net	12,592,000	(62,510,000)	(2,535,000)
Proceeds from the issuance of long-term debt	32,682,000	64,967,000	16,352,000
Principal payments of long-term debt	(43,947,000)	(1,476,000)	(2,179,000)
Repurchase of common stock	(26,830,000)	(9,971,000)	(29,994,000)
Dividends paid	(14,376,000)		(10,963,000)
Partial purchase of noncontrolling interest in a consolidated subsidiary	(3,045,000)
Dividends paid to noncontrolling interests	(36,000)	(148,000)	(36,000)
Other, net	492,000	452,000	370,000
Net cash from financing activities	(42,468,000)	(8,686,000)	(28,985,000)
Effect of exchange rate change on cash	(1,823,000)	2,326,000	1,477,000
Net change in cash and cash equivalents	(23,859,000)	30,386,000	(20,733,000)
Cash and cash equivalents at beginning of year	71,510,000	41,124,000	61,857,000
Cash and cash equivalents at end of year	$ 47,651,000	$ 71,510,000	$ 41,124,000

Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Accumulated Other Comprehensive Loss	Retained Earnings	Noncontrolling Interest
Balances at Dec. 31, 2009	$ 1,545,419	$ 1,237	$ (114,786)	$ 1,655,222	$ 3,746
Comprehensive income:
Net earnings	283,012			283,611	(599)
Other comprehensive loss, net of tax	(9,121)		(9,121)
Addition of noncontrolling interests	(68)				(68)
Dividends paid to noncontrolling interests	(36)				(36)
Repurchase of common stock	(29,994)	(21)		(29,973)
Dividends on common stock	(10,963)			(10,963)
Balances at Dec. 31, 2010	1,778,249	1,216	(123,907)	1,897,897	3,043
Comprehensive income:
Net earnings	343,557			345,847	(2,290)
Other comprehensive loss, net of tax	(32,219)		(32,158)		(61)
Dividends paid to noncontrolling interests	(149)				(149)
Repurchase of common stock	(9,971)	(5)		(9,966)
Balances at Dec. 31, 2011	2,079,467	1,211	(156,065)	2,233,778	543
Comprehensive income:
Net earnings	282,588			282,311	277
Other comprehensive loss, net of tax	(15,477)		(15,479)		2
Addition of noncontrolling interests	2,853				2,853
Dividends paid to noncontrolling interests	(36)				(36)
Repurchase of common stock	(26,830)	(13)		(26,817)
Dividends on common stock	(14,376)			(14,376)
Balances at Dec. 31, 2012	$ 2,308,189	$ 1,198	$ (171,544)	$ 2,474,896	$ 3,639

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 1

Summary of Significant Accounting Policies

Operations of Seaboard Corporation and its Subsidiaries

Seaboard Corporation and its subsidiaries (Seaboard) is a diverse global agribusiness and transportation company. In the United States, Seaboard is primarily engaged in pork production and processing and ocean transportation. Overseas, Seaboard is primarily engaged in commodity merchandising, grain processing, sugar production, and electric power generation.  Seaboard also has an interest in turkey operations in the United States. Seaboard Flour LLC and SFC Preferred LLC (Parent Companies) are the owners of 74.6 percent of Seaboard’s outstanding common stock.

Principles of Consolidation and Investments in Affiliates

The consolidated financial statements include the accounts of Seaboard Corporation and its domestic and foreign subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation. Investments in non-controlled affiliates are accounted for by the equity method. Financial information from certain foreign subsidiaries and affiliates is reported on a one- to three-month lag, depending on the specific entity.

Short-Term Investments

Short-term investments are retained for future use in the business and may include money market funds, corporate bonds, U.S. government obligations, mutual funds, mortgage-backed and municipal debt securities and, on a limited basis, high yield bonds, domestic equity securities and foreign government bonds. Investments held by Seaboard that are categorized as available-for-sale are reported at their estimated fair value with any related unrealized gains and losses reported net of tax, as a component of accumulated other comprehensive income.  Investments held by Seaboard that are categorized as trading securities are reported at their estimated fair value with any unrealized gains and losses included in other investment income on the Consolidated Statements of Comprehensive Income. Debt securities that are categorized as held to maturity are recorded at amortized cost, which is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in interest income. Gains and losses on sale of investments are generally based on the specific identification method.

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and generally do not bear interest. The Power segment, however, collects interest on certain past due accounts, and the Commodity Trading and Milling segment provides extended payment terms for certain customers in certain countries due to local market conditions. The allowance for doubtful accounts is Seaboard’s best estimate of the amount of probable credit losses. For most operating segments, Seaboard uses a specific identification approach to determine, in management’s judgment, the collection value of certain past due accounts based on contractual terms. For the Marine segment, the allowance for doubtful accounts is based on an aging percentage methodology primarily based on historical write-off experience. Seaboard reviews its allowance for doubtful accounts monthly. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Seaboard uses the lower of last-in, first-out (LIFO) cost or market for determining inventory cost of live hogs, fresh pork product and related materials. Grain, flour and feed inventories at foreign milling operations are valued at the lower of weighted average cost or market.  All other inventories, including further processed pork products, are valued at the lower of first-in, first-out (FIFO) cost or market.

Property, Plant and Equipment

Property, plant and equipment are carried at cost and are being depreciated on the straight-line method over useful lives, ranging from 3 to 30 years.  Property, plant and equipment leases which are deemed to be installment purchase obligations have been capitalized and included in the property, plant and equipment accounts. Routine and planned major maintenance, repairs and minor renewals are expensed as incurred, while major renewals and improvements are capitalized.

Impairment of Long-Lived Assets

Long-lived assets, primarily property, plant and equipment, are reviewed for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Notes Receivable from Affiliate

Seaboard monitors the credit quality of notes receivable from its affiliate, Butterball, LLC (Butterball), by obtaining and reviewing financial information for this affiliate on a monthly basis and by having Seaboard representatives serve on the Board of Directors of Butterball.

Goodwill and Other Intangible Assets

Goodwill and other indefinite-life intangible assets are assessed annually for impairment by each reporting unit at the quarter end closest to the anniversary date of the acquisition, or more frequently if circumstances indicate that impairment is likely. Separable intangible assets with finite lives are amortized over their estimated useful lives. Any one event or a combination of events such as change in the business climate, a negative change in relationships with significant customers and changes to strategic decisions, including decisions to expand made in response to economic or competitive conditions could require an interim assessment prior to the next required annual assessment.  Based on the annual assessments conducted by each reporting unit during 2012, there were no impairment charges recorded for the year ended December 31, 2012.

Accrued Self-Insurance

Seaboard is self-insured for certain levels of workers’ compensation, health care coverage, property damage and general, vehicle and product recall liability. The cost of these self-insurance programs is accrued based upon estimated settlements for known and anticipated claims. Changes in estimates to previously recorded reserves are reflected in current operating results.

Deferred Grants

Included in other liabilities at December 31, 2012 and 2011 was $5,231,000 and $5,631,000, respectively, of deferred grants. The deferred grants represent economic development funds contributed by government entities that were limited to construction of a pork processing facility in Guymon, Oklahoma. Deferred grants are being amortized as a reduction of depreciation expense over the life of the assets acquired with the funds.

Asset Retirement Obligation

Seaboard has recorded long-lived assets and a related liability for the asset retirement obligation costs associated with the closure of the hog lagoons it is legally obligated to close in the future should Seaboard cease operations or plan to close such lagoons voluntarily in accordance with a changed operating plan. Based on detailed assessments and appraisals obtained to estimate the future retirement costs, Seaboard has determined and recorded the present value of the projected costs in non-current other liabilities on the Consolidated Balance Sheets, with the retirement asset depreciated over the economic life of the related asset. The following table shows the changes in the asset retirement obligation during 2012 and 2011:

	Years ended December 31,
(Thousands of dollars)	2012	2011
Beginning balance	$ 13,109	$ 12,028
Accretion expense	1,090	1,007
Liability for additional lagoons placed in service	116	74
Ending balance	$ 14,315	$ 13,109

Income Taxes

Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. However, in the future, as these timing differences reverse, a lower statutory tax rate may apply pursuant to the provisions for domestic manufacturers of the American Jobs Creation Act of 2004.  In accordance with U.S. GAAP, Seaboard will recognize the benefit or cost of this change in the future.

Revenue Recognition

As a result of a marketing agreement with Triumph Foods LLC (Triumph), Seaboard’s sales prices for its pork products included in product revenues are primarily based on a margin sharing arrangement that considers the average sales price and mix of products sold from both Seaboard’s and Triumph’s hog processing plants. Seaboard earns a fee for marketing the pork products of Triumph, and recognizes this fee as service revenue primarily based on the number of head processed by Triumph. Revenue of the commodity trading business is recognized when the commodity is delivered to the customer, collection is reasonably assured and the sales price is fixed or determinable. Revenue of the containerized cargo service is recognized ratably over the transit time for each voyage, with expenses associated with containerized cargo service being recognized as incurred. Revenues from all other commercial exchanges are recognized at the time products are shipped or delivered in accordance with shipping terms or services rendered, the customer takes ownership and assumes risk of loss, collection is reasonably assured and the sales price is fixed or determinable.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include those related to allowance for doubtful accounts, valuation of inventories, impairment of long-lived assets, goodwill and other intangible assets, income taxes and accrued pension liability. Actual results could differ from those estimates.

Earnings Per Common Share

Earnings per common share are based upon the weighted average shares outstanding during the period. Basic and diluted earnings per share are the same for all periods presented.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, management considers all demand deposits and overnight investments as cash equivalents. The following table shows the amounts paid for interest and income taxes:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Interest (net of amounts capitalized)	$11,674	$6,786	$8,377
Income taxes (net of refunds)	69,760	126,730	69,626

Included in property, plant and equipment is capitalized interest in the amount of $1,125,000, $6,723,000 and $3,350,000 for 2012, 2011 and 2010, respectively.

Supplemental Non-Cash Transactions

As discussed in Note 4, as of December 31, 2012 and 2011, Seaboard had a note receivable from an affiliate which accrues pay-in-kind interest income.  Non-cash, pay-in-kind interest income and accretion of discount recognized on this note receivable for the years ended December 31, 2012 and 2011 was $11,936,000 and $10,584,000, respectively.

As discussed in Note 4, effective January 1, 2012, Seaboard began consolidation accounting and discontinued the equity method of accounting for their investment in PS International, LLC (PSI) with Seaboard’s ownership interest increasing from 50% to 70%. On December 31, 2012, Seaboard further increased its ownership from 70% to 85%.  Total cash paid during 2012 for these two transactions, net of cash acquired was $3,186,000 and $3,045,000, respectively, and increased working capital by $14,209,000, fixed assets by $163,000, goodwill by $2,590,000, intangible assets by $1,441,000, other long-term assets by $96,000, non-controlling interest by $2,853,000 and decreased investment in and advances to affiliates by $9,415,000.

As discussed in Note 13, during the third quarter of 2010, Seaboard acquired a majority interest in a commodity origination, storage and processing business in Canada. Total cash paid, net of cash acquired, was $5,578,000, and increased working capital by $1,254,000, fixed assets by $4,637,000, other long-term assets in the amount of $833,000, deferred tax liabilities by $896,000 and non-controlling interest by $250,000.

Foreign Currency Transactions and Translation

Seaboard has operations in and transactions with customers in a number of foreign countries. The currencies of the countries fluctuate in relation to the U.S. dollar. Certain of the major contracts and transactions, however, are denominated in U.S. dollars. In addition, the value of the U.S. dollar fluctuates in relation to the currencies of countries where certain of Seaboard’s foreign subsidiaries and affiliates primarily conduct business. These fluctuations result in exchange gains and losses. The activities of these foreign subsidiaries and affiliates are primarily conducted with U.S. subsidiaries or operate in hyper-inflationary environments. As a result, the financial statements of certain foreign subsidiaries and affiliates are re-measured using the U.S. dollar as the functional currency.

Seaboard’s Sugar segment, a consolidated subsidiary in Canada (Commodity Trading and Milling segment) and seven non-controlled, non-consolidated affiliates (Commodity Trading and Milling segment businesses in Australia, Colombia, Guyana, Kenya, Lesotho and Zambia), use local currency as their functional currency. Assets and liabilities of these subsidiaries are translated to U.S. dollars at year-end exchange rates, and income and expense items are translated at average rates. Translation gains and losses are recorded as components of other comprehensive loss. For these entities, U.S. dollar denominated net asset or liability conversions to the local currency are recorded through income.

Derivative Instruments and Hedging Activities

Seaboard recognizes all derivatives as either assets or liabilities at their fair values. Accounting for changes in the fair value of a derivative depends on its designation and effectiveness. Derivatives qualify for treatment as hedges for accounting purposes when there is a high correlation between the change in fair value of the instrument and the related change in value of the underlying commitment. In order to designate a derivative financial instrument as a hedge for accounting purposes, extensive record keeping is required. For derivatives that qualify as hedges for accounting purposes, the change in fair value has no net impact on earnings, to the extent the derivative is considered effective, until the hedged transaction affects earnings. For derivatives that are not designated as hedging instruments for accounting purposes, or for the ineffective portion of a hedging instrument, the change in fair value does affect current period net earnings.

Seaboard holds and issues certain derivative instruments to manage various types of market risks from its day-to-day operations, primarily including commodity futures and option contracts and foreign currency exchange agreements, and from time to time, interest rate exchange agreements. While management believes each of these instruments primarily are entered into in order to effectively manage various market risks, as of December 31, 2012, none of the derivatives are designated and accounted for as hedges, primarily as a result of the extensive record-keeping requirements. Seaboard also enters into speculative derivative transactions related to its market risks.

Recently Adopted Accounting Standards

In May 2011, the Financial Accounting Standards Board (FASB) issued guidance to amend the requirements related to fair value measurement which changed the wording used to describe many requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements. Seaboard adopted this guidance on January 1, 2012.  The adoption of this guidance did not have a material impact on Seaboard’s financial position or net earnings.

In June 2011, the FASB issued guidance to revise the manner in which entities present comprehensive income in the financial statements.  The new guidance removed the footnote presentation option used by Seaboard in the past and required entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.  Seaboard adopted this guidance in the first quarter of 2012.  The adoption of this guidance did not have an impact on Seaboard’s financial position or net earnings.

In September 2011, the FASB issued guidance to allow entities the option of performing a qualitative assessment to test goodwill for impairment.  This guidance permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value.  If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test.  Otherwise, the two-step goodwill impairment test is not required.  Seaboard adopted this guidance on January 1, 2012.  The adoption of this guidance did not have an impact on Seaboard’s financial position or net earnings.

In July 2012, the FASB issued guidance to allow entities the option of performing a qualitative assessment to test indefinite-lived intangible assets for impairment.  This guidance permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the intangible asset is less than its carrying value.  If it is concluded that this is the case, it is necessary to calculate the fair value of the intangible asset.  Otherwise, calculating the fair value of the intangible asset is not required.  Early adoption is permitted and Seaboard adopted this guidance on June 30, 2012. The adoption of this guidance did not have an impact on Seaboard’s financial position or net earnings.

Investments	12 Months Ended
Dec. 31, 2012
Investments
Investments

Note 2

Investments

All of Seaboard’s available-for-sale and trading securities are classified as current assets, as they are readily available to support Seaboard’s current operating needs.  At December 31, 2012 and 2011, amortized cost and estimated fair market value were not materially different for these investments. At December 31, 2012 and 2011, money market funds included $6,437,000 and $25,755,000 denominated in Euros, respectively, and at December 31, 2012 also included $2,620,000 denominated in British Pounds and $2,441,000 denominated in Canadian dollars. As of December 31, 2012 and 2011, the trading securities primarily consisted of high yield debt securities. As of December 31, 2012 and 2011, unrealized gains related to trading securities were $2,042,000 and $376,000, respectively.

The following is a summary of the amortized cost and estimated fair value of short-term investments for both available for sale and trading securities at December 31, 2012 and 2011:

	2012		2011
	Amortized	Fair	Amortized	Fair
(Thousands of dollars)	Cost	Value	Cost	Value
Money market funds	$126,537	$126,537	$139,420	$139,420
Corporate bonds	67,275	69,214	88,589	89,146
U.S. Government agency securities	23,647	23,775	9,720	9,757
Emerging markets debt mutual fund	17,693	18,734	17,693	16,399
U.S. Treasury securities	17,165	17,169	4,848	4,905
Collateralized mortgage obligations	15,059	15,162	14,915	15,011
Asset backed debt securities	12,180	12,238	3,533	3,533
Fixed rate municipal notes and bonds	-	-	17,718	17,788
Other	-	-	1,480	1,484
Total available-for-sale short-term investments	279,556	282,829	297,916	297,443
High yield trading debt securities	21,839	23,406	20,155	20,750
Emerging markets trading debt mutual funds	3,046	3,237	2,620	2,487
Emerging markets trading debt securities	2,361	2,600	2,444	2,355
Other trading investments	1,262	1,307	218	221
Total short-term investments	$308,064	$313,379	$323,353	$323,256

The following table summarizes the estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security as of December 31, 2012:

(Thousands of dollars)	2012
Due within one year	$ 2,587
Due after one year through three years	52,411
Due after three years	60,721
Total fixed rate securities	$115,719

In addition to its short-term investments, Seaboard also has trading securities related to Seaboard’s deferred compensation plans classified in other current assets on the Consolidated Balance Sheets. See Note 9 for information on the types of trading securities held related to the deferred compensation plans and Note 10 for a discussion of assets held in conjunction with investments related to Seaboard’s defined benefit pension plan.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

Note 3

Inventories

The following table is a summary of inventories at the end of each year:

	December 31,
(Thousands of dollars)	2012	2011
At lower of LIFO cost or market:
Live hogs and materials	$258,638	$228,624
Fresh pork and materials	31,495	29,426
	290,133	258,050
LIFO adjustment	(90,730)	(57,783)
Total inventories at lower of LIFO cost or market	199,403	200,267
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	317,573	251,839
Sugar produced and in process	65,986	78,730
Other	73,606	63,449
Total inventories at lower of FIFO cost or market	457,165	394,018
Grain, flour and feed at lower of weighted average cost or market	100,296	50,645
Total inventories	$756,864	$644,930

The use of the LIFO method decreased 2012, 2011 and 2010 earnings by $20,098,000 ($16.70 per common share), $20,556,000 ($16.92 per common share) and $780,000 ($0.64 per common share), respectively. If the FIFO method had been used for certain inventories of the Pork segment, inventories would have been higher by $90,730,000 and $57,783,000 as of December 31, 2012 and 2011, respectively.

Investments in and Advances to Affiliates and Notes Receivable from Affiliate	12 Months Ended
Dec. 31, 2012
Investments in and Advances to Affiliates and Notes Receivable from Affiliate
Investments in and Advances to Affiliates and Notes Receivable from Affiliate

Note 4

Investments in and Advances to Affiliates and Notes Receivable from Affiliate

Seaboard’s investments in and advances to non-controlled, non-consolidated affiliates are primarily related to Butterball, as discussed below, and Commodity Trading and Milling segment businesses conducting flour, maize and feed milling, baking operations and poultry production and processing. As of December 31, 2012, the location and percentage ownership of these affiliates excluding Butterball are as follows:  Democratic Republic of Congo (50%), Lesotho (50%), Kenya (35%-49%), Nigeria (25%-48%), and Zambia (49%) in Africa; Colombia (40%) and Ecuador (25%-50%) in South America, and Haiti (23%) in the Caribbean. Also, Seaboard has investments in grain trading businesses in Australia (25%) and Peru (50%). Seaboard generally is the primary provider of choice for grains, feed and supplies purchased by these non-controlled affiliates. As Seaboard conducts its commodity trading business with third parties, consolidated subsidiaries and affiliates on an interrelated basis, cost of sales on affiliates cannot be clearly distinguished without making numerous assumptions, primarily with respect to mark-to-market accounting for commodity derivatives. In addition, Seaboard has investments in and advances to two sugar-related businesses in Argentina (46%-50%).  The equity method is used to account for all of the above investments.

On December 6, 2010, Seaboard Corporation acquired a 50% non-controlling voting interest in Butterball from Maxwell Farms, LLC, Goldsboro Milling Company and GM Acquisition LLC (collectively, the Maxwell Group) for a cash purchase price of $177,500,000.  Butterball is a vertically integrated producer, processor and marketer of branded and non-branded turkeys and other turkey products. Seaboard purchased its interest in Butterball from the Maxwell Group after the Maxwell Group had reacquired a 49% interest held by Murphy-Brown, LLC (Murphy-Brown), a subsidiary of Smithfield Foods, Inc.  The other 50% ownership interest in Butterball continues to be owned by the Maxwell Group.  In connection with the purchase, Butterball also acquired the live turkey growing and related assets of the Maxwell Group and of Murphy-Brown. As of December 31, 2012, Butterball had intangible assets of $111,000,000 for trade name and $60,265,000 for goodwill.  The equity method is used to account for this investment.

In connection with this transaction, Seaboard provided Butterball with a $100,000,000 unsecured subordinated loan (the subordinated loan) with a seven-year maturity and interest of 15% per annum, comprised of 5% payable in cash semi-annually, plus 10% pay-in-kind interest, compounded semi-annually which accumulates and is paid at maturity.  In connection with providing the subordinated loan, Seaboard received detachable warrants, which upon exercise for a nominal price, would enable Seaboard to acquire an additional 5% equity interest in Butterball. Seaboard can exercise these warrants at any time before December 6, 2020. Butterball has the right to repurchase the warrants for fair market value. The warrant agreement essentially provides Seaboard with a 52.5% economic interest, as these warrants are in substance an additional equity interest. Therefore, Seaboard recorded 52.5% of Butterball’s earnings as Income from Affiliates in the Consolidated Statements of Comprehensive Income. However, all significant corporate governance matters would continue to be shared equally between Seaboard and Maxwell even if the warrants are exercised, unless Seaboard already owns a majority of the voting rights at the time of exercise. The warrants qualify for equity treatment under accounting standards. Accordingly, as of December 6, 2010, the warrants were allocated a value of $10,586,000, classified as Investments in and Advances to Affiliates on the Consolidated Balance Sheets, and the subordinated loan was allocated a discounted value of $89,414,000, classified as Notes Receivable from Affiliate on the Consolidated Balance Sheets, of the total $100,000,000 subordinated financing discussed above.  The discount on the subordinated loan is being accreted monthly in Interest Income From Affiliate through the maturity date of December 6, 2017.  Also as part of issuing the subordinated loan, Seaboard received a $2,000,000 cash fee from Butterball as consideration for providing this financing that is being amortized over the term of the subordinated loan.  At December 31, 2012 and 2011, the recorded balance of this Note Receivable from Affiliate was $112,629,000 and $100,693,000, respectively.

In addition, in connection with this transaction Seaboard arranged financing to refinance the existing Butterball debt with third party lenders. For these services, in December 2010, Seaboard received a cash syndication fee from Butterball of $4,525,000, net of arrangement fees paid to several banks who assisted with the third party financing. Since Seaboard has a 52.5% economic interest in Butterball, Seaboard only recognized 47.5% of this net syndication fee in December 2010 in Other Investment Income in the Consolidated Statements of Comprehensive Income. The remaining net syndication fee is being amortized over the five year term of the related Butterball debt through December 2015.

On December 31, 2012, Seaboard provided a loan of $81,231,000 to Butterball and is included in Notes Receivable from Affiliate.  This loan was made to fund Butterball’s purchase of assets from Gusto Packing Company, Inc., a pork and turkey further processor located in Montgomery, Illinois.  The interest rate on this loan is prime rate plus 2%.  Although this loan currently cannot be paid off without the consent of Butterball’s third party lenders, it is anticipated this loan could be repaid during 2013 as Butterball currently plans to renegotiate its third party financing in 2013.

During the third quarter of 2011, Seaboard provided a term loan of $13,037,000 to Butterball to pay off capital leases for certain fixed assets which originally were financed with third parties.  The effective interest rate on this term loan is approximately 12%.  Although the term loan expires on January 31, 2018, Seaboard anticipates that Butterball will pay off the term loan prior to such expiration date as Butterball is expected to sell all of the related assets and is required to remit the proceeds from such sale to Seaboard to repay the loan. As of December 31, 2012 and 2011, the balance of the term loan included in Notes Receivable from Affiliate was $9,071,000 and $10,210,000, respectively.  Also, during the third quarter of 2011, Seaboard made an additional capital contribution of $5,598,000 in Butterball to assist Butterball in its acquisition of certain live growing facilities.  Maxwell Farms, LLC, made an equal capital contribution.

In October 2010, Seaboard acquired for $5,000,000 a 25% non-controlling interest in a commodity trading business in Australia. Also in October 2010, Seaboard combined its existing investment in poultry operations in Africa with another existing African based poultry business. Seaboard invested an additional $10,500,000 in this newly-combined poultry business, for a total investment of $16,988,000, which represents a 50% non-controlling interest. This newly-combined business has operations primarily in Kenya and Zambia, and began operating in the Democratic Republic of Congo in the first quarter of 2012.  In the second quarter of 2011, Seaboard’s interest in this business was reduced from 50% to 49%.

In 2010, Seaboard finalized an agreement to invest in a bakery to be built in the Democratic Republic of Congo for a 50% non-controlling interest in this business.  During 2012, 2011 and 2010, Seaboard invested $24,814,000, $11,397,000 and $10,080,000, respectively, in equity and long-term advances for a total of $46,291,000 as of December 31, 2012 in this project. The bakery began operations in the fourth quarter of 2012.  Including this investment, as of December 31, 2012 Seaboard had a total of $82,257,000 of investments in and advances to various equity interests in the Democratic Republic of Congo, which represents the single largest foreign country risk exposure for Seaboard’s equity method investments.

In March 2010, Seaboard acquired a 50% non-controlling interest in an international specialty grain trading business, PSI, located in North Carolina for approximately $7,650,000. There was an initial payment of $6,000,000 made in March 2010, an additional payment of $990,000 in the fourth quarter of 2010, with the remaining $660,000 paid in the first half of 2011 upon verification of the balance sheet as of the date of closing and collection of certain receivables outstanding.  In the fourth quarter of 2011, Seaboard provided a $35,000,000 line of credit to PSI to pay off a credit facility with third party banks used for working capital needs.  As of December 31, 2011, Seaboard had a due from affiliates receivable balance of $30,096,000 for amounts advanced under this line of credit.  Effective January 1, 2012, Seaboard began consolidation accounting and discontinued the equity method of accounting for this investment in PSI with Seaboard’s ownership interest increasing from 50% to 70%.  On December 31, 2012, Seaboard further increased its ownership from 70% to 85%.  Total cash paid for these two transactions in 2012, net of cash acquired was $3,186,000 and $3,045,000, respectively.  Pro forma results of operations are not presented, as the effects of consolidation are not material to Seaboard’s results of operations.

Combined condensed financial information of the non-controlled, non-consolidated affiliates for their fiscal periods ended within each of Seaboard’s years ended were as follows (the 2010 net sales and 2010 net income for the Turkey segment below represent the period from December 6, 2010 to December 31, 2010):

Commodity Trading and Milling Segment		December 31,
(Thousands of dollars)	2012	2011	2010
Net sales	$1,510,101	1,750,714	1,117,440
Net income	$24,686	33,058	47,594
Total assets	$862,992	864,802	581,755
Total liabilities	$469,265	480,328	250,076
Total equity	$393,727	384,474	331,679

Sugar Segment		December 31,
(Thousands of dollars)	2012	2011	2010
Net sales	$12,107	12,880	20,132
Net income	$194	950	2,064
Total assets	$8,865	10,743	10,248
Total liabilities	$2,839	3,851	3,791
Total equity	$6,026	6,892	6,457

Turkey Segment		December 31,
(Thousands of dollars)	2012	2011	2010
Net sales	$1,437,376	1,375,751	83,409
Net income (loss)	$38,384	24,250	(1,901)
Total assets	$871,945	819,618	725,464
Total liabilities	$443,291	428,361	360,673
Total equity	$428,654	391,257	364,791

At December 31, 2012, Seaboard’s carrying value of certain of these investments in affiliates in the Commodity Trading and Milling segment was $8,995,000 more than its share of the affiliate’s book value. The excess is attributable primarily to the valuation of property, plant and equipment and intangible assets. The amortizable assets are being amortized to earnings from affiliates over the remaining life of the assets.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Property, Plant and Equipment

Note 5

Property, Plant and Equipment

The following table is a summary of property, plant and equipment at the end of each year:

	Useful	December 31,
(Thousands of dollars)	Lives	2012	2011
Land and improvements	0-15 years	$186,971	$173,517
Buildings and improvements	30 years	384,535	376,659
Machinery and equipment	3-20 years	942,631	794,435
Vessels and vehicles	3-18 years	157,368	147,125
Office furniture and fixtures	5 years	29,972	28,376
Construction in progress		42,879	136,396
		1,744,356	1,656,508
Accumulated depreciation and amortization		(900,477)	(859,686)
Net property, plant and equipment		$843,879	$796,822

During the second quarter of 2009, Seaboard started operations at its ham boning and processing plant in Mexico.  Despite being in operation for over two years, overall results had been below expectations with inconsistencies in margins and volumes. In the third quarter of 2011, Seaboard performed an impairment evaluation of this plant and determined there was an impairment loss based on management’s current cash flow assumptions and probabilities of outcomes. This analysis resulted in a $5,600,000 impairment charge recorded in cost of sales on the Consolidated Statements of Comprehensive Income during the third quarter of 2011 to write down the recorded value of these assets to the estimated fair value.  As this plant is not wholly-owned by Seaboard, this impairment charge is partially offset by a reduction (loss attributable) to noncontrolling interest of $1,830,000.  Accordingly, the total impact on net earnings attributable to Seaboard, net of taxes, was $2,300,000.  The remaining net book value of these assets as of December 31, 2012 was $3,666,000.

Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets, Net
Goodwill and Other Intangible Assets, Net

Note 6

Goodwill and Other Intangible Assets, Net

Goodwill and other intangible assets primarily relate to the 2005 acquisition of Daily’s, a bacon processor located in the western United States, and the related subsequent repurchase of a non-controlling interest of Seaboard Foods LLC in the Pork segment for total goodwill of $40,628,000 as of December 31, 2012.  As of December 31, 2012, the Commodity Trading and Milling segment had goodwill of $2,590,000 and other intangible assets subject to amortization of $596,000, related to its investment in PSI.

The following table is a summary of other intangible assets at the end of each year:

	December 31,
(Thousands of dollars)	2012	2011
Other intangible assets subject to amortization:
Gross carrying amount customer relationships	$9,045	$9,045
Accumulated amortization customer relationships	(6,798)	(6,549)
Gross carrying amount other intangible assets	1,441	-
Accumulated amortization other intangible assets	(845)	-
Other intangible assets subject to amortization, net	2,843	2,496
Other intangible assets not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000	17,000
Total other intangible assets, net	$19,843	$19,496

The amortization expense of other amortizable intangible assets for the years ended December 31, 2012, 2011 and 2010 was $1,095,000, $250,000 and $930,000, respectively. Amortization expense for the five succeeding years is $810,000 for the next year, $267,000 each for the second and third year, $252,000 in the fourth year and $250,000 in the fifth year.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

Note 7

Income Taxes

Income taxes attributable to continuing operations for the years ended December 31, 2012, 2011 and 2010 differed from the amounts computed by applying the statutory U.S. Federal income tax rate of 35% to earnings before income taxes excluding non-controlling interest for the following reasons:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Computed “expected” tax expense excluding non-controlling interest	$128,275	$155,714	$127,625
Adjustments to tax expense attributable to:
Foreign tax differences	(36,139)	(40,733)	(33,322)
Tax-exempt investment income	(62)	(116)	(974)
State income taxes, net of federal benefit	658	3,849	1,803
Change in valuation allowance	-	(754)	(6,189)
Federal tax credits	(1,693)	(5,153)	(3,351)
Change in pension deferred tax	(1,252)	(199)	(329)
Domestic manufacturing deduction	(5,643)	(8,012)	(4,837)
Other	46	(5,545)	607
Total income tax expense	$84,190	$99,051	$81,033

Most of Seaboard’s foreign tax differences are attributable to a significant portion of the earnings from Seaboard’s foreign operations being subject to no income tax or a tax rate which is considerably lower than the U.S. corporate tax rate.

Earnings before income taxes consisted of the following:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
United States	$178,821	$300,992	$223,401
Foreign	187,680	143,906	141,243
Total earnings excluding non-controlling interest	366,501	444,898	364,644
Less: net loss (income) attributable to non-controlling interest	(277)	2,290	599
Total earnings before income taxes	$366,778	$442,608	$364,045

The components of total income taxes were as follows:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Current:
Federal	$68,928	$79,069	$48,814
Foreign	31,149	15,318	15,855
State and local	6,507	6,549	2,924
Deferred:
Federal	(16,818)	(1,761)	13,204
Foreign	(935)	(232)	15
State and local	(4,641)	108	221
Income tax expense	84,190	99,051	81,033
Unrealized changes in other comprehensive income	(9,197)	(12,604)	(5,443)
Total income taxes	$74,993	$86,447	$75,590

As of December 31, 2012 and 2011, Seaboard had income taxes receivable of $8,046,000 and $33,539,000, respectively, primarily related to domestic tax jurisdictions, and had income taxes payable of $14,381,000 and $2,604,000, respectively, primarily related to foreign tax jurisdictions.

Components of the net deferred income tax liability at the end of each year were as follows:

	December 31,
(Thousands of dollars)	2012	2011
Deferred income tax liabilities:
Cash basis farming adjustment	$10,413	$10,581
Depreciation	108,083	109,409
LIFO	7,012	27,927
Other	3,770	4,406
	$129,278	$152,323
Deferred income tax assets:
Reserves/accruals	$87,836	$83,816
Tax credit carry-forwards	12,813	11,217
Deferred earnings of foreign subsidiaries	17,851	12,672
Net operating and capital loss carry-forwards	11,756	15,800
Other	1,442	2,041
	131,698	125,546
Valuation allowance	11,758	16,320
Net deferred income tax liability	$9,338	$43,097

Seaboard recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. For the years ended December 31, 2012, 2011 and 2010, such interest and penalties were not material. The Company had approximately $926,000 and $1,377,000 accrued for the payment of interest and penalties on uncertain tax positions at December 31, 2012, and 2011, respectively.

As of December 31, 2012 and 2011, Seaboard had $5,053,000 and $7,898,000, respectively, in total unrecognized tax benefits all of which, if recognized, would affect the effective tax rate. Seaboard does not have any material uncertain tax positions in which it is reasonably possible that the total amounts of the unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.  The following table is a reconciliation of the beginning and ending amount of unrecognized tax benefits:

(Thousands of dollars)	2012	2011
Beginning balance at January 1	$7,898	$3,548
Additions for uncertain tax positions of prior years	929	66
Decreases for uncertain tax positions of prior years	(2,715)	(109)
Additions for uncertain tax positions of current year	1,165	4,791
Lapse of statute of limitations	(2,224)	(398)
Ending balance at December 31	$5,053	$7,898

Seaboard’s tax returns are regularly audited by federal, state and foreign tax authorities, which may result in adjustments. Seaboard’s U.S. federal income tax years’ are closed through 2009. Seaboard’s 2010 U.S. income tax return is currently under IRS examination.

As of December 31 2012, Seaboard had not provided for U.S. Federal Income and foreign withholding taxes on $985,402,000 of undistributed earnings from foreign operations, as Seaboard intends to reinvest such earnings indefinitely outside of the United States. Determination of the tax that might be paid on these undistributed earnings if eventually remitted is not practical.

Seaboard had a tax holiday in the Dominican Republic for the Power segment in 2012, 2011 and 2010, which resulted in tax savings of approximately $2,063,000, $16,275,000 and $3,434,000, or $1.71, $13.40 and $2.80 per diluted earnings per common share for the years ended December 31, 2012, 2011 and 2010, respectively. The tax holiday ceased on April 1, 2012.

Management believes Seaboard’s future taxable income will be sufficient for full realization of the net deferred tax assets. The valuation allowance relates to the tax benefits from foreign net operating losses. Management does not believe these benefits are more likely than not to be realized due to limitations imposed on the deduction of these losses. At December 31, 2012, Seaboard had foreign net operating loss carry-forwards (NOLs) of approximately $39,241,000 a portion of which expire in varying amounts between 2013 and 2019, while others have indefinite expiration periods.

At December 31, 2012, Seaboard had state tax credit carry-forwards of approximately $19,712,000, net of valuation allowance, all of which carry-forward indefinitely.

On January 2, 2013, the American Taxpayer Relief Act of 2012 (the Tax Act) was signed into law.  The Tax Act extends many expired corporate income tax provisions that impact current and deferred taxes for financial reporting purposes.  In accordance with U.S. GAAP, the determination of current and deferred taxes is based on the provisions of the enacted law as of the balance sheet date; the effects of future changes in tax law are not anticipated.  The effects of changes in tax laws, including retroactive changes, are recognized in the financial statements in the period that the changes are enacted.  Accordingly, as the Tax Act was signed into law in 2013, the effects of the retroactive provisions in the new law on current and deferred taxes assets and liabilities for Seaboard will be recorded in the first quarter of 2013.  Although management is currently still evaluating the impacts of the Tax Act on its 2012 income tax liability, it is anticipated the total impact will be a one-time tax benefit of approximately $7,500,000 to $15,000,000 recorded in the first quarter of 2013.  In addition to this amount is a one-time credit of approximately $11,260,000 for 2012 Federal blender’s credits that will be recognized as revenues in the first quarter of 2013.  See Note 13 for further discussion of this Federal blender’s credit.

Notes Payable and Long-Term Debt	12 Months Ended
Dec. 31, 2012
Notes Payable and Long-Term Debt
Notes Payable and Long-Term Debt

Note 8

Notes Payable and Long-Term Debt

Notes payable amounting to $28,786,000 and $16,219,000 at December 31, 2012 and 2011, respectively, consisted of obligations due banks on demand or based on Seaboard’s ability and intent to repay within one year. In June 2012, the committed line of credit was reduced from $300,000,000 to $200,000,000. At December 31, 2012, Seaboard had a committed bank line totaling $200,000,000, maturing July 10, 2013, and uncommitted bank lines totaling approximately $199,208,000, of which $149,208,000 of the uncommitted lines relate to foreign subsidiaries. At December 31, 2012, there were no borrowings outstanding under the committed line, and borrowings outstanding under the uncommitted lines totaled $28,786,000, all related to foreign subsidiaries.  The uncommitted borrowings outstanding at December 31, 2012 primarily represented $23,732,000 denominated in South African rand. The weighted average interest rates for outstanding notes payable were 7.45% and 9.34% at December 31, 2012 and 2011, respectively.  In February 2013, Seaboard refinanced its committed bank line for $200,000,000 with similar credit terms as noted below, and also extended the maturity date to February 20, 2018.

At December 31, 2012, Seaboard’s borrowing capacity under its committed and uncommitted lines was reduced by letters of credit (LCs) totaling $39,960,000 and $3,988,000, respectively, primarily including $18,397,000 of LCs for Seaboard’s outstanding Industrial Development Revenue Bonds (IDRBs) and $21,801,000 related to various insurance coverage.

The notes payable to banks under the credit lines are unsecured. The lines of credit do not require compensating balances. Facility fees on these agreements are not material.

In December 2012, Seaboard provided notice of call for early redemption to holders of certain IDRBs effective January 14, 2013.  As a result, $13,000,000 of IDRBs were reclassified from long-term debt to current maturities of long-term debt as of December 31, 2012.  In 2010, Seaboard entered into a credit agreement for $114,000,000 at a fixed rate of 5.34% for the financing of the new power generating facility in the Dominican Republic, as discussed in Note 13. The credit facility will mature in December 2021 and is secured by the power generating facility.

The following table is a summary of long-term debt at the end of each year:

	December 31,
(Thousands of dollars)	2012	2011
Private placements:
6.21% senior notes, repaid in 2012	$-	$1,072
6.92% senior notes, repaid in 2012	-	31,000
Industrial Development Revenue Bonds, floating rates
(1.30% -1.76% at December 31, 2012) due 2013 through 2027	41,800	41,800
Foreign subsidiary obligation, 5.34%, due 2013 through 2021	102,600	81,318
Foreign subsidiary obligation, floating rate	182	206
Capital lease obligations and other	1,381	1,856
	145,963	157,252
Current maturities of long-term debt	(25,138)	(40,885)
Long-term debt, less current maturities	$120,825	$116,367

Of the 2012 foreign subsidiary obligations, $102,600,000 was payable in U.S. dollars and $182,000 was payable in Argentine pesos.  Of the 2011 foreign subsidiary obligations, $81,318,000 was payable in U.S. dollars and $206,000 was payable in Argentine pesos.

The terms of the note agreements pursuant to which the IDRBs, bank debt and credit lines were issued require, among other terms, the maintenance of certain ratios and minimum net worth, the most restrictive of which requires consolidated funded debt not to exceed 50% of consolidated total capitalization; an adjusted leverage ratio of less than 3.5 to 1.0; requires the maintenance of consolidated tangible net worth, as defined, of not less than $1,150,000,000, plus 25% of cumulative consolidated net income beginning March 29, 2008; limits aggregate dividend payments to $15,000,000 per year under certain circumstances; limits the sum of subsidiary indebtedness and priority indebtedness to 10% of consolidated tangible net worth; and limits Seaboard’s ability to acquire investments and sell assets under certain circumstances. Seaboard is in compliance with all restrictive debt covenants relating to these agreements as of December 31, 2012.  The refinancing of the committed bank line in February 2013 noted above revised the above terms by increasing the tangible net worth to $1,870,445,000, plus 25% of cumulative consolidated net income beginning after December 31, 2012, increasing the dividend payment limit to $25,000,000, increasing the subsidiary and priority indebtedness to 20% and eliminates the required consolidated funded debt to consolidated total capitalization ratio.

Annual maturities of long-term debt at December 31, 2012 are as follows: $25,138,000 in 2013, $11,553,000 in 2014, $11,400,000 in 2015, $11,400,000 in 2016, $11,400,000 in 2017 and $75,072,000 thereafter.

Derivatives and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivatives and Fair Value of Financial Instruments
Derivatives and Fair Value of Financial Instruments

Note 9

Derivatives and Fair Value of Financial Instruments

U.S. GAAP discusses several valuation techniques, such as the market approach (prices and other relevant information generated by market conditions involving identical or comparable assets or liabilities), the income approach (techniques to convert future amounts to single present amounts based on market expectations including present value techniques and option pricing) and the cost approach (amount that would be required to replace the service capacity of an asset which is often referred to as replacement cost). U.S. GAAP utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Quoted Prices in Active Markets for Identical Assets - Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2: Significant Other Observable Inputs - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Significant Unobservable Inputs - Unobservable inputs that reflect the reporting entity’s own assumptions.

Financial instruments consisting of cash and cash equivalents, net receivables, notes payable and accounts payable are carried at cost, which approximates fair value, as a result of the short-term nature of the instruments.

The fair value of long-term debt is estimated by comparing interest rates for debt with similar terms and maturities. If Seaboard’s debt was measured at fair value on its Consolidated Balance Sheets, it would have been classified as level 2 in the fair value hierarchy. The amortized cost and estimated fair values of investments and long-term debt at December 31, 2012 and 2011, are presented below:

December 31,	2012		2011
(Thousands of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Short-term investments, available-for-sale	$ 279,556	$ 282,829	$ 297,916	$ 297,443
Short-term investments, trading debt securities	28,508	30,550	25,437	25,813
Long-term debt	145,963	149,333	157,252	161,636

The following tables show assets and liabilities measured at fair value (derivatives exclude margin accounts) on a recurring basis as of December 31, 2012 and 2011, respectively, and also the level within the fair value hierarchy used to measure each category of assets. Seaboard uses the end of the reporting period to determine if there were any transfers between levels.  There were no transfers between levels that occurred in 2012 and 2011.

	Balance
	December 31,
(Thousands of dollars)	2012	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term investments:
Money market funds	$126,537	$126,537	$-	$-
Corporate bonds	69,214	-	69,214	-
U.S. Government agency securities	23,775	-	23,775	-
Emerging markets debt mutual fund	18,734	18,734	-	-
U.S. Treasury securities	17,169	-	17,169	-
Collateralized mortgage obligations	15,162	-	15,162	-
Asset backed debt securities	12,238	-	12,238	-
Trading securities- short term investments:
High yield debt securities	23,406	-	23,406	-
Emerging markets trading debt mutual fund	3,237	3,237	-	-
Emerging markets trading debt securities	2,600	-	2,600	-
Other debt securities	1,307	822	485	-
Trading securities – other current assets:
Domestic equity securities	15,864	15,864	-	-
Fixed income mutual funds	7,153	7,153	-	-
Foreign equity securities	6,831	4,218	2,613	-
Money market funds	3,157	3,157	-	-
U.S. Government agency securities	2,117	-	2,117	-
U.S. Treasury securities	1,567	-	1,567	-
Corporate bonds	60	-	60	-
Other	239	187	52	-
Derivatives
Commodities (1)	6,916	6,699	217	-
Foreign currencies	-	-	-	-
Total Assets	$357,283	$186,608	$170,675	$-
Liabilities:
Derivatives:
Commodities (1)	$7,112	$7,112	$-	$-
Interest rate swaps	9,810	-	9,810	-
Foreign currencies	4,157	-	4,157	-
Total Liabilities	$21,079	$7,112	$13,967	$-

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2012, the commodity derivatives had a margin account balance of $14,063,000 resulting in a net other current asset on the Consolidated Balance Sheets of $13,867,000.

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term investments:
Money market funds	$139,420	$139,420	$-	$-
Corporate bonds	89,146	-	89,146	-
Fixed rate municipal notes and bonds	17,788	-	17,788	-
Emerging markets debt mutual fund	16,399	16,399	-	-
Collateralized mortgage obligations	15,011	-	15,011	-
U.S. Government agency securities	9,757	-	9,757	-
U.S. Treasury securities	4,905	-	4,905	-
Asset backed debt securities	3,533	-	3,533	-
Other	1,484	-	1,484	-
Trading securities- short term investments:
High yield debt securities	20,750	-	20,750	-
Emerging markets trading debt mutual fund	2,487	2,487	-	-
Emerging markets trading debt securities	2,355	-	2,355	-
Other debt securities	221	-	221	-
Trading securities – other current assets:
Domestic equity securities	13,563	13,563	-	-
Foreign equity securities	7,490	3,991	3,499	-
Money market funds	4,521	4,521	-	-
Fixed income mutual funds	4,483	4,483	-	-
U.S. Government agency securities	2,085	-	2,085	-
U.S. Treasury securities	1,474	-	1,474	-
Corporate bonds	72	-	72	-
Other	236	159	77	-
Derivatives
Commodities (1)	5,144	5,144	-	-
Foreign currencies	2,247	-	2,247	-
Total Assets	$364,571	$190,167	$174,404	$-
Liabilities:
Derivatives:
Commodities (1)	$5,529	$5,529	$-	$-
Interest rate swaps	11,268	-	11,268	-
Foreign currencies	3,380	-	3,380	-
Total Liabilities	$20,177	$5,529	$14,648	$-

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2011, the commodity derivatives had a margin account balance of $8,619,000 resulting in a net other current asset on the Consolidated Balance Sheets of $8,234,000.

While management believes its derivatives are primarily economic hedges of its firm purchase and sales contracts or anticipated sales contracts, Seaboard does not perform the extensive record-keeping required to account for these types of transactions as hedges for accounting purposes.

Commodity Instruments

Seaboard uses various derivative futures and options to manage its risk to price fluctuations for raw materials and other inventories, finished product sales and firm sales commitments. Seaboard also enters into speculative derivative transactions not directly related to its raw material requirements. The nature of Seaboard’s market risk exposure has not changed materially since December 31, 2011. Commodity derivatives are recorded at fair value, with any changes in fair value being marked to market as a component of cost of sales on the Consolidated Statements of Comprehensive Income. Since these derivatives are not accounted for as hedges, fluctuations in the related commodity prices could have a material impact on earnings in any given period.

At December 31, 2012, Seaboard had open net derivative contracts to purchase 28,896,000 pounds of sugar, 15,403,000 bushels of grain and 120,000 pounds of cheese and open net derivative contracts to sell 21,080,000 pounds of hogs, 546,000 gallons of heating oil, 220,000 pounds of dry whey powder and 53,000 tons of soybean meal.  At December 31, 2011, Seaboard had open net derivative contracts to purchase 23,300 tons of soybean meal, 2,580,000 pounds of soybean oil and 2,280,000 pounds of hogs and open net derivative contracts to sell 10,599,000 bushels of grain and 1,176,000 gallons of heating oil.  For the year ended December 31, 2012, Seaboard recognized net realized and unrealized losses of $6,098,000 and for the years ended December 31, 2011 and 2010, Seaboard recognized net realized and unrealized gains of $20,279,000 and $8,047,000, respectively, related to commodity contracts, primarily included in cost of sales on the Consolidated Statements of Comprehensive Income.

Foreign Currency Exchange Agreements

Seaboard enters into foreign currency exchange agreements to manage the foreign currency exchange rate risk with respect to certain transactions denominated in foreign currencies. Foreign exchange agreements that were primarily related to the underlying commodity transaction were recorded at fair value, with changes in value marked to market as a component of cost of sales on the Consolidated Statements of Comprehensive Income. Foreign exchange agreements that were not related to an underlying commodity transaction were recorded at fair value, with changes in value marked to market as a component of foreign currency gain on the Consolidated Statements of Comprehensive Income. Since these agreements are not accounted for as hedges, fluctuations in the related currency exchange rates could have a material impact on earnings in any given year.

At December 31, 2012 and 2011, Seaboard had trading foreign exchange contracts to cover its firm sales and purchase commitments and related trade receivables and payables, with notional amounts of $243,563,000 and $158,266,000, respectively, primarily related to the South African rand.

Interest Rate Exchange Agreements

In May 2010, Seaboard entered into three ten-year interest rate exchange agreements which involve the exchange of fixed-rate and variable-rate interest payments over the life of the agreements without the exchange of the underlying notional amounts to mitigate the effects of fluctuations in interest rates on variable rate debt. Seaboard pays a fixed rate and receives a variable rate of interest on three notional amounts of $25,000,000 each. In August 2010, Seaboard entered into another ten-year interest rate exchange agreement, with a notional amount of $25,000,000 that has terms similar to those for the other three interest rate exchange agreements referred to above. In September 2012, Seaboard terminated one interest rate exchange agreement with a notional value of $25,000,000. Seaboard made a payment in the amount of $3,861,000 to unwind this agreement. While Seaboard has certain variable rate debt, these interest rate exchange agreements do not qualify as hedges for accounting purposes. Accordingly, the changes in fair value of these agreements are recorded in Miscellaneous, net in the Consolidated Statements of Comprehensive Income. At December 31, 2012, Seaboard had three interest rate exchange agreements outstanding with a total notional value of $75,000,000 compared to four interest rate exchange agreements outstanding with a total notional value of $100,000,000 at December 31, 2011.

The following table provides the amount of gain or (loss) recognized for each type of derivative and where it was recognized in the Consolidated Statements of Comprehensive Income for the year ended December 31, 2012 and 2011:

		2012	2011
	Location of Gain or (Loss)	Amount of Gain or (Loss)
	Recognized in Income on	Recognized in Income on
(Thousands of dollars)	Derivatives	Derivatives
Commodities	Cost of sales-products	$ (6,098)	$ 20,279
Foreign currencies	Cost of sales-products	3,027	25,692
Foreign currencies	Foreign currency	(3,919)	(1,957)
Interest rate	Miscellaneous, net	(5,132)	(14,467)

The following table provides the fair value of each type of derivative held as of December 31, 2012 and 2011 and where each derivative is included on the Consolidated Balance Sheets:

(Thousands of dollars)	Asset Derivatives			Liability Derivatives
		2012	2011		2012	2011
	Balance Sheet	Fair		Balance Sheet	Fair
	Location	Value		Location	Value
Commodities(1)	Other current assets	$6,916	$5,144	Other current assets	$7,112	$5,529
Foreign currencies	Other current assets	-	2,247	Other accrued liabilities	4,157	3,380
Interest rate	Other current assets	-	-	Other accrued liabilities	9,810	11,268

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2012 and 2011, the commodity derivatives had a margin account balance of $14,063,000 and $8,619,000, respectively, resulting in a net other current asset on the Consolidated Balance Sheets of $13,867,000 and $8,234,000, respectively.

Counterparty Credit Risk

From time to time Seaboard is subject to counterparty credit risk related to its foreign currency exchange agreements and interest rate swaps, should the counterparties fail to perform according to the terms of the contracts. As of December 31, 2012, Seaboard did not have any credit risk related to its foreign currency exchange agreements and interest rate swaps.  Seaboard does not hold any collateral related to these agreements.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
Employee Benefits

Note 10

Employee Benefits

Seaboard maintains two defined benefit pension plans (“the Plans”) for its domestic salaried and clerical employees. The Plans generally provide eligibility for participation after one year of service upon attaining the age of 21. Benefits are generally based upon the number of years of service and a percentage of final average pay.

Seaboard has historically based pension contributions on minimum funding standards to avoid the Pension Benefit Guaranty Corporation variable rate premiums established by the Employee Retirement Income Security Act of 1974. Management did not make any contributions in 2012, 2011 and 2010 and currently does not plan on making any contributions to the Plans in 2013.

Seaboard has separate investment policies for each Plan. The difference in target allocation percentages are based on one plan having more current retirees and thus a more conservative portfolio versus the other plan, which can assume greater risk as it will have a longer investment time horizon. Assets are invested in the Plans to achieve a diversified overall portfolio consisting primarily of individual stocks, money market funds, collective investment funds, bonds and mutual funds. Seaboard is willing to accept a moderate level of risk to potentially achieve higher investment returns. The overall portfolios are evaluated relative to customized benchmarks. The investment strategy provides investment managers’ discretion, and is periodically reviewed by management for adherence to policy and performance against benchmarks. Seaboard’s asset allocation targets and actual investment composition within the Plans were as follows:

Actual Composition of Plans at December 31,
	Target Allocations	2012	2011
Domestic large cap equity	29-40%	31-42%	29-40%
Domestic small and mid-cap equity	7-10%	9-12%	11-13%
International equity	11-16%	11-13%	10-15%
Fixed income	25-42%	20-37%	23-40%
Alternative investments	6-8%	8-10%	6-7%
Cash and cash equivalents	1-5%	3-4%	2-4%

As described in Note 9 to the Consolidated Financial Statements, U.S. GAAP utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following tables shows the Plans’ assets measured at estimated fair value as of December 31, 2012 and 2011, respectively, and also the level within the fair value hierarchy used to measure each category of assets:

	Balance
	December 31,
(Thousands of dollars)	2012	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$ 36,346	$ 36,346	$-	$-
Fixed income mutual funds	12,533	12,533	-	-
Foreign equity securities	7,475	7,475	-	-
Corporate bonds	6,387	-	6,387	-
Money market funds	6,285	6,285	-	-
U.S. Government agency securities	6,218	-	6,218	-
U.S. Government bonds	5,680	-	5,680	-
Emerging markets-equity	5,607	5,607	-	-
Real estate mutual fund	5,453	5,453	-	-
Mutual funds-equities	2,701	2,701	-	-
Treasury inflation indexed bonds	2,083	-	2,083	-
Other	818	-	818	-
Total Assets	$ 97,586	$ 76,400	$21,186	$-

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$ 34,770	$ 34,770	$-	$-
Corporate bonds	18,526	-	18,526	-
Foreign equity securities	7,107	7,107	-	-
Fixed income mutual funds	6,400	6,400	-	-
Money market funds	6,513	6,513	-	-
U.S. Treasury STRIPS	3,587	-	3,587	-
Emerging markets-equity	3,349	3,349	-	-
Mutual funds-equities	3,485	3,485	-	-
Real estate mutual fund	2,909	2,909	-	-
Exchange traded funds-fixed income	1,788	1,788	-	-
Municipal bonds	2,048	-	2,048	-
Other	1,030	-	1,030	-
Total Assets	$ 91,512	$ 66,321	$25,191	$-

Seaboard also sponsors non-qualified, unfunded supplemental executive plans, and has certain individual, non-qualified, unfunded supplemental retirement agreements for certain retired employees. The unamortized prior service cost is being amortized over the average remaining working lifetime of the active participants for this plan.

Management has no plans to provide funding for these supplemental executive plans in advance of when the benefits are paid.

Assumptions used in determining pension information for all of the above plans were:

	Years ended December 31,
	2012	2011	2010
Weighted-average assumptions
Discount rate used to determine obligations	2.50-4.15%	3.75-4.70%	4.45-5.65%
Discount rate used to determine net periodic benefit cost	3.75-4.70%	4.45-5.65%	5.25-6.25%
Expected return on plan assets	6.50-7.25%	7.00-7.50%	7.25-7.75%
Long-term rate of increase in compensation levels	4.00%	4.00-5.00%	4.00-5.00%

Management selected the discount rate based on a model-based result where the timing and amount of cash flows approximates the estimated payouts. The expected returns on the Plans’ assets assumption are based on the weighted average of asset class expected returns that are consistent with historical returns. The assumed rate selected was based on model-based results that reflect the Plans’ asset allocation and related long-term projected returns. The measurement date for all plans is December 31. The unrecognized net actuarial losses are generally amortized over the average remaining working lifetime of the active participants for all of these plans.

The changes in the plans’ benefit obligations and fair value of assets for the Plans, supplemental executive plans and retirement agreements for the years ended December 31, 2012 and 2011, and a statement of the funded status as of December 31, 2011 and 2010 were as follows:

December 31,	2012	2011
	Accumulated	Accumulated
	benefits	benefits
(Thousands of dollars)	exceed assets	exceed assets
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$204,540	$173,023
Service cost	8,843	7,523
Interest cost	8,918	9,025
Actuarial losses	25,749	19,637
Benefits paid	(5,872)	(4,668)
Plan curtailments	(6,136)	-
Plan settlement	(5,532)	-
Plan amendments	(3,785)	-
Benefit obligation at end of year	$226,725	$204,540
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$91,512	$93,638
Actual return on plan assets	9,426	807
Employer contributions	8,052	1,735
Benefits paid	(5,872)	(4,668)
Plan settlement	(5,532)	-
Fair value of plan assets at end of year	$97,586	$91,512
Funded status	$(129,139)	$(113,028)

The net funded status of the Plans was $(45,515,000) and $(26,819,000) at December 31, 2012 and 2011, respectively. The accumulated benefit obligation for the Plans was $120,573,000 and $102,165,000, and for the other plans was $68,194,000 and $59,229,000 at December 31, 2012 and 2011, respectively. Expected future net benefit payments for all plans during each of the next five years and in aggregate for the five year period beginning with the sixth year are as follows: $7,344,000, $7,708,000, $8,416,000, $10,354,000, $10,993,000, and $76,635,000, respectively.

During June 2012 when the actual pension costs for 2012 were finalized, it was determined that a settlement payment made in March 2012 was greater than the actual service cost and interest cost components of 2012’s net periodic pension cost for a non-qualified, unfunded supplemental executive plan.  As a result, during the second quarter of 2012, a settlement loss of $1,796,000 was recorded in the Pork division’s results of operations.  In December 2012, certain non-qualified, unfunded supplemental executive plans were amended primarily to limit years of service and final average earnings.  As a result, in December 2012, curtailment losses of $1,134,000 were recorded for these plans from the reduction in the amortization period of prior service cost.

The net periodic cost of benefits of these plans was as follows:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$8,843	$7,550	$6,367
Interest cost	8,918	8,997	8,712
Expected return on plan assets	(6,431)	(6,598)	(6,218)
Amortization and other	6,748	4,027	4,046
Settlement	1,796	-	-
Curtailment	1,134	-	-
Net periodic benefit cost	$21,008	$13,976	$12,907

The amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss (AOCL) before taxes at December 31, 2012 and 2011 were as follows:

(Thousands of dollars)	2012	2011
Accumulated loss, net of gain	$(91,611)	$(81,708)
Prior service cost, net of credit	(72)	(6,351)
Total accumulated other comprehensive loss	$(91,683)	$(88,059)

The amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2013 are as follows:

(Thousands of dollars)	2013
Accumulated loss, net of gain	$(6,588)
Prior service cost, net of credit	24
Estimated net periodic benefit cost	$(6,564)

Seaboard participates in a multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement. This fund’s employer identification plan is 51-6055922 and this plan’s number is 001.  For the plan year beginning July 1, 2012, this plan’s “zone status” is green and is not subject to a funding improvement plan. Seaboard is required to make contributions to this plan in amounts established under the collective bargaining agreement that expires in July 2014. Contribution expense for this plan was $584,000, $545,000 and $528,000 for the years ended December 31, 2012, 2011 and 2010, respectively, which represents less than five percent of total contributions to this plan. The applicable portion of the total plan benefits and net assets of this plan is not separately identifiable, although Seaboard has received notice that, under certain circumstances, it could be liable for unfunded vested benefits or other expenses of this jointly administered union plan.  Seaboard has not established any liabilities for potential future withdrawal, as such withdrawal from this plan is not probable.

Seaboard maintains a defined contribution plan covering most of its domestic salaried and clerical employees. In 2012, 2011 and 2010, Seaboard contributed to this plan an amount equal to 50% of the first 6% of each employee’s contributions to the plan. Employee vesting is based upon years of service, with 20% vested after one year of service and an additional 20% vesting with each additional complete year of service. Contribution expense for this plan was $2,063,000, $1,956,000 and $1,826,000 for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, Seaboard maintains a defined contribution plan covering most of its hourly, non-union employees and two defined contribution plans covering most of Daily’s employees.  Contribution expense for these plans was $546,000, $577,000 and $1,455,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Seaboard has a deferred compensation plan which allows certain employees to reduce their compensation in exchange for values in four investments. Seaboard also has an Investment Option Plan which allowed certain employees to reduce their compensation in exchange for an option to acquire interests measured by reference to three investments. However, as a result of U.S. tax legislation passed in 2004, reductions to compensation earned after 2004 are no longer allowed under the Investment Option Plan. The exercise price for each investment option was established based upon the fair market value of the underlying investment on the date of grant. Under both plans, Seaboard contributes 3% of the employees’ reduced compensation. Seaboard’s expense (income) for these two deferred compensation plans, which primarily includes amounts related to the change in fair value of the underlying investment accounts was $4,148,000, $(1,505,000) and $4,267,000 for the years ended December 31, 2012, 2011 and 2010, respectively. Included in other liabilities at December 31, 2012 and 2011 are $32,774,000 and $29,647,000, respectively, representing the market value of the payable to the employees upon distribution or exercise for each plan. In conjunction with these plans, Seaboard purchased the specified number of units of the employee-designated investment, plus the applicable option price for the Investment Option Plan. These investments are treated as trading securities and are stated at their fair market values. Accordingly, as of December 31, 2012 and 2011, $36,988,000 and $33,924,000, respectively, were included in other current assets on the Consolidated Balance Sheets. Investment income (loss) related to the mark-to-market of these investments for 2012, 2011, and 2010 totaled $4,076,000, $(1,584,000) and $4,203,000, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

Note 11

Commitments and Contingencies

On September 19, 2012, the United States Immigration and Customs Enforcement (“ICE”) executed three search warrants authorizing the seizure of certain records from Seaboard’s offices in Merriam, Kansas and at the Seaboard Foods employment office and the human resources department in Guymon, Oklahoma.  The warrants generally called for the seizure of employment-related files, certain e-mails and other electronic records relating to Medicaid and Medicaid recipient, certain health care providers in the Guymon area, and Seaboard’s health plan and certain personnel issues.  This investigation is being handled by the United States Attorney’s Office for the Western District of Oklahoma (“USAO”).  Seaboard is cooperating with the USAO in connection with this investigation.  No civil or criminal proceedings or charges have been filed or brought.  It is not possible at this time to determine whether Seaboard will incur any fines, penalties or liabilities in connection with this matter.

Seaboard is subject to various legal proceedings related to the normal conduct of its business, including various environmental related actions. In the opinion of management, none of these actions is expected to result in a judgment having a materially adverse effect on the consolidated financial statements of Seaboard.

Contingent Obligations

Certain of the non-consolidated affiliates and third party contractors who perform services for Seaboard have bank debt supporting their underlying operations. From time to time, Seaboard will provide guarantees of that debt allowing a lower borrowing rate or facilitating third party financing in order to further business objectives. Seaboard does not issue guarantees of third parties for compensation. As of December 31, 2012, guarantees outstanding to third parties were not material. Seaboard has not accrued a liability for any of the third party or affiliate guarantees as management considers the likelihood of loss to be remote. See Note 8 for discussion of letters of credit.

Commitments

As of December 31, 2012 Seaboard had various firm non-cancelable purchase commitments and commitments under other agreements, arrangements and operating leases, as described in the table below:

Purchase commitments	Years ended December 31,
(Thousands of dollars)	2013	2014	2015	2016	2017	Thereafter
Hog procurement contracts	$187,555	$118,035	$105,410	$87,767	$69,047	$4,358
Grain and feed ingredients	120,308	4,317	3,700	-	-	-
Grain purchase contracts for resale	665,192	-	-	-	-	-
Fuel supply contract	85,279	-	-	-	-	-
Equipment purchases and facility improvements	48,814	-	-	-	-	-
Construction of new dry bulk vessels	4,150	70,550	-	-	-	-
Other purchase commitments	17,521	144	45	34	35	131
Total firm purchase commitments	1,128,819	193,046	109,155	87,801	69,082	4,489
Vessel, time and voyage-charters	77,846	36,558	30,282	19,021	18,993	81,869
Contract grower finishing agreements	11,883	11,156	9,689	9,997	9,831	9,241
Other operating lease payments	19,583	16,498	14,594	14,281	14,468	172,509
Total unrecognized firm commitments	$1,238,131	$257,258	$163,720	$131,100	$112,374	$268,108

Seaboard has contracted with third parties for the purchase of live hogs to process at its pork processing plant, and has entered into grain and feed ingredient purchase contracts to support its live hog operations. The commitment amounts included in the table are based on projected market prices as of December 31, 2012.  During 2012, 2011 and 2010, this segment paid $190,471,000, $181,383,000 and $183,982,000, respectively, for live hogs purchased under committed contracts.

The Commodity Trading and Milling segment enters into grain purchase contracts and ocean freight contracts, primarily to support firm sales commitments. These contracts are valued based on projected commodity prices as of December 31, 2012.  This segment also has short-term voyage-charters in place for delivery of future grain sales.

The Power segment has a natural gas supply contract for 2013 which will supply the majority of the fuel required for the operation of the dual fuel power generating facility.  The commitment has both fixed and variable price components and thus the amount included in the table above is partially based on market prices as of December 31, 2012.

In June 2012, Seaboard entered into an agreement to build four dry bulk vessels to be used by the Commodity Trading and Milling segment at a total cost of approximately $83,000,000. A down payment of $8,300,000 was made in July 2012.  These vessels are expected to be completed in 2014 with the majority of the amount due in 2014.

The Marine segment enters into contracts to time-charter vessels for use in its operations. These contracts range from short-term time charters for a few months and long-term commitments ranging from one to twelve years. This segment’s charter hire expenses during 2012, 2011 and 2010 totaled $88,110,000, $87,895,000 and $57,606,000, respectively.

To support the operations of the Pork segment, Seaboard has contract grower finishing agreements in place with farmers to raise a portion of Seaboard’s hogs according to Seaboard’s specifications under long-term service agreements. Under the terms of the agreements, additional payments would be required if the grower achieves certain performance standards. The contract grower finishing obligations shown above do not reflect these incentive payments which, given current operating performance, total approximately $1,500,000 per year. In the event the farmer is unable to perform at an acceptable level, Seaboard has the right to terminate the contract. During the years ended 2012, 2011 and 2010, Seaboard paid $13,641,000, $13,037,000 and $13,752,000, respectively, under contract grower finishing agreements.

Seaboard also leases various facilities and equipment under non-cancelable operating lease agreements, including a terminal operations agreement at the Port of Miami which runs through 2028. Rental expense for operating leases amounted to $29,224,000, $25,916,000 and $24,835,000 in 2012, 2011 and 2010, respectively.

Stockholders' Equity and Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stockholders' Equity and Accumulated Other Comprehensive Loss

Note 12

Stockholders’ Equity and Accumulated Other Comprehensive Loss

On October 19, 2012, the Board of Directors extended through October 31, 2015, the share repurchase program initially approved on November 6, 2009.  Under this share repurchase program, Seaboard was originally authorized to repurchase from time to time up to $100,000,000 market value of its Common Stock in open market or privately negotiated purchases which may be above or below the traded market price.  During the period that the share repurchase program remains in effect, from time to time, Seaboard may enter into a 10b5-1 plan authorizing a third party to make such purchases on behalf of Seaboard.  The stock repurchase will be funded by cash on hand.  Shares repurchased will be retired and resume the status of authorized and unissued shares. All stock repurchased will be made in compliance with applicable legal requirements and the timing of the repurchases and the number of shares repurchased at any given time will depend upon market conditions, compliance with Securities and Exchange Commission regulations and other factors.  The Board’s stock repurchase authorization does not obligate a specific amount of common stock and the stock repurchase program may be suspended at any time at Seaboard’s discretion. As of December 31, 2012, $33,204,000 remains available for repurchase under this program. Seaboard used cash to repurchase, 12,937, 5,282 and 20,879 shares of common stock at a total price of $26,830,000, $9,971,000 and $29,994,000 in 2012, 2011 and 2010, respectively.

In December 2012, Seaboard declared and paid a dividend of $12.00 per share on the common stock.  The increased amount of the dividend (which has historically been $0.75 per share on a quarterly basis or $3.00 per share on an annual basis) represented a prepayment of the annual 2013, 2014, 2015 and 2016 dividends ($3.00 per share per year).  Seaboard does not currently intend to declare any further dividends for the years 2013-2016. Seaboard did not declare or pay a dividend in 2011. In 2010, Seaboard declared and paid dividends of $9.00 per share on the common stock, which included a prepayment of the annual 2011 and 2012 dividends ($3.00 per share per year).

The components of accumulated other comprehensive loss, net of related taxes, are summarized as follows:

	December 31,
(Thousands of dollars)	2012	2011	2010

Cumulative foreign currency translation adjustment	$(109,457)	$(93,669)	$(81,280)
Unrealized gain (loss) on investments	2,232	(311)	445
Unrealized loss on cash flow hedges	(113)	-	-
Unrecognized pension cost	(64,206)	(62,085)	(43,072)

Accumulated other comprehensive loss	$(171,544)	$(156,065)	$(123,907)

In 2012, a pension settlement loss of $1,796,000 and a pension curtailment loss of $1,134,000 were incurred.  This resulted in a combined $2,930,000 reclassified out of accumulated other comprehensive loss for unrecognized pension cost to net earnings in 2012. See Note 10 for further discussion.

The foreign currency translation adjustment primarily represents the effect of the Argentine peso currency exchange fluctuation on the net assets of the Sugar segment. At December 31, 2012, the Sugar segment had $193,380,000 in net assets denominated in Argentine pesos and $5,843,000 in net assets denominated in U.S. dollars in Argentina.  At December 31, 2011, the Sugar segment had $215,921,000 in net assets denominated in Argentine pesos and $4,608,000 in net assets denominated in U.S. dollars in Argentina.

With the exception of the provision related to the foreign currency translation gains and losses discussed above, which are taxed at a 35% rate, income taxes for components of accumulated other comprehensive loss were recorded using a 39% effective tax rate. For 2012 and 2011, the unrecognized pension cost includes $21,129,000 and $20,362,000, respectively, related to employees at certain subsidiaries for which no tax benefit has been recorded.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

Note 13

Segment Information

Seaboard Corporation had six reportable segments through December 31, 2012: Pork, Commodity Trading and Milling, Marine, Sugar, Power and Turkey, each offering a specific product or service. Seaboard’s reporting segments are based on information used by Seaboard’s Chief Executive Officer in his capacity as chief operating decision maker to determine allocation of resources and assess performance. Each of the six main segments is separately managed, and each was started or acquired independent of the other segments. The Pork segment produces and sells fresh and frozen pork products to further processors, foodservice operators, grocery stores, distributors and retail outlets throughout the United States, and to Japan, Mexico and numerous other foreign markets. The Commodity Trading and Milling segment is an integrated grain trading, grain processing and logistics operations that internationally markets wheat, corn, soybean meal and other commodities in bulk to third party customers and to non-consolidated affiliates. This segment also operates flour, maize and feed mills, baking operations, and poultry production and processing in numerous foreign countries. The Marine segment, based in Miami, Florida, provides containerized cargo shipping services between the United States, the Caribbean Basin and Central and South America. The Sugar segment produces and processes sugar and alcohol in Argentina, primarily to be marketed locally. The Power segment is an unregulated independent power producer in the Dominican Republic operating two floating power generating facilities. The Turkey segment, accounted for using the equity method, produces and sells branded and non-branded turkeys and other turkey products. Total assets for the Turkey segment represents Seaboard’s investment in and notes receivable from this affiliate. Revenues for the All Other segment are primarily derived from a jalapeño pepper processing operation.

The Pork segment derives approximately 10% of its revenues from a few customers in Japan through one agent. Substantially all of its hourly employees at its Guymon processing plant are covered by a collective bargaining agreement. The Pork segment incurred an impairment charge of $5,600,000 recorded in cost of sales on the Consolidated Statements of Comprehensive Income related to its ham boning and processing plant in Mexico in the third quarter of 2011.  See Note 5 for further discussion.  Also, the Tax Act signed into law in January 2013 as discussed in Note 7, renews and extends the Federal blender’s credits that Seaboard is entitled to receive for biodiesel it blends which had previously expired on December 31, 2011 and renewed retroactively to January 1, 2012 with an expiration of December 31, 2013.  As a result, in the first quarter of 2013 the Pork segment will recognize a one-time credit of approximately $11,260,000 as revenues related to this Federal blender’s tax incentive for gallons produced and sold in fiscal 2012.  The impact for the remainder of 2013 is not expected to be as significant as market prices for biodiesel are anticipated to adjust downward as a result of the renewed credit.

In the first quarter of 2011, the Commodity Trading and Milling (CT&M) segment recognized $101,080,000 in net sales related to previously deferred costs and deferred revenues under contracts for which the final sale prices were not fixed and determinable until 2011.  In 2011, the CT&M segment incurred certain grain inventory write-downs of $15,374,000 (with no tax benefit recognized), or $12.65 per share, for various customer contract performance issues.

In the fourth quarter of 2011, the CT&M segment recognized a $5,080,000 gain (Seaboard’s proportionate share) in income from affiliates as a result of its non-consolidated affiliate in Haiti’s final insurance settlement related to the 2010 earthquake. The insurance settlement related to property damages and business interruption. The rebuilt mill was completed in December 2011. The CT&M segment derives a significant portion of its operating income from sales to a non-consolidated affiliate and also historically derived a significant portion of its income from affiliates from this same affiliate.

As discussed in Note 4, effective January 1, 2012, Seaboard began consolidation accounting and discontinued the equity method of accounting for its investment in PSI.  In December 2011, the CT&M segment made an $8,493,000 advance capital lease payment to begin operations in 2012 of a flour mill in Ghana.  The initial lease term is for 33 years with an option to renew for additional years.  This lease was accounted for as a capital lease and increased fixed assets by $9,763,000 and liabilities by $1,270,000 as of December 31, 2011.  During the third quarter of 2010, Seaboard acquired a majority interest in a commodity origination, storage and processing business in Canada for approximately $6,747,000, including $1,169,000 of cash acquired. This transaction was accounted for using the purchase method, and would not have significantly affected net earnings or earnings per share on a pro forma basis.

On April 8, 2011, Seaboard closed the sale of its two floating power generating facilities in the Dominican Republic, for $73,102,000 (net of $3,000,000 placed in escrow for potential dry dock costs).  In the second quarter of 2011, the previously escrowed balance of $55,000,000, less $3,000,000 to remain in escrow for potential dry dock costs, plus $2,796,000 of escrow earnings and $3,306,000 for various inventory items related to one of the facilities, was paid to Seaboard.  Seaboard received $1,500,000 of the $3,000,000 in escrow in the third quarter of 2011.  The $1,500,000 was recognized as a gain on sale of assets in operating income in the third quarter of 2011.  The net book value of the two power generating facilities and certain inventory items was $21,679,000 at the sale close date.  Seaboard recognized a gain on sale of assets of $51,423,000 in operating income in the second quarter of 2011.  In late March 2011, the purchaser entered into discussions with Seaboard to lease one of the facilities to Seaboard for a short period of time.  On April 20, 2011, Seaboard signed a short-term lease agreement that allowed Seaboard to resume operations of one of the facilities (72 megawatts).  Seaboard and the purchaser also agreed to defer the sale to the purchaser of the inventory related to the leased facility until the end of the lease term.  Seaboard continues to operate this facility under a short-term lease agreement that may be canceled by either party. Also, as of December 31, 2012, $1,500,000 of the original sale price for this power generating facility remained in escrow for potential dry dock costs. Seaboard retained all other physical properties of this business and constructed a new 106 megawatt floating power generating facility for use in the Dominican Republic, which began commercial operations in March 2012.  The total project cost capitalized was $136,000,000.

The Turkey segment, acquired on December 6, 2010 and accounted for using the equity method, had operating income in 2012 and 2011 of $65,694,000 and $55,120,000, respectively, and operating loss of $169,000 in 2010.  On December 31, 2011, Butterball closed its Longmont, Colorado processing plant, resulting in an impairment of fixed assets charge and accrued severance charges.  Seaboard’s proportionate share of these charges was $(3,005,000) recognized in income from affiliates in the second half of 2011.  As management is still attempting to sell this facility, additional impairment charges to earnings are possible in the future.  The Turkey segment derives approximately 10% of its revenues from one customer. On December 31, 2012, Butterball purchased the assets of Gusto Packing Company, Inc., a pork and turkey further processor located in Montgomery, Illinois.

The following tables set forth specific financial information about each segment as reviewed by management, except for the Turkey segment information previously disclosed in Note 4 to the Consolidated Financial Statements. Operating income for segment reporting is prepared on the same basis as that used for consolidated operating income. Operating income, along with income from affiliates for the Commodity Trading and Milling and Turkey segment, is used as the measure of evaluating segment performance because management does not consider interest and income tax expense on a segment basis.

Sales to External Customers:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Pork	$1,638,404	$1,744,630	$1,388,265
Commodity Trading and Milling	3,023,531	2,689,786	1,808,948
Marine	969,575	928,548	853,565
Sugar	288,315	259,786	195,993
Power	255,390	111,391	124,034
All Other	13,918	12,761	14,897
Segment/Consolidated Totals	$6,189,133	$5,746,902	$4,385,702

Operating Income:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Pork	$122,556	$259,271	$213,325
Commodity Trading and Milling	71,852	43,225	34,432
Marine	26,111	(3,904)	47,612
Sugar	60,180	65,101	31,741
Power	55,042	60,845	13,424
All Other	607	(1,191)	832
Segment Totals	336,348	423,347	341,366
Corporate	(26,687)	(16,143)	(20,300)
Consolidated Totals	$309,661	$407,204	$321,066

Income from Affiliates:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Commodity Trading and Milling	$10,467	$13,450	$20,983
Sugar	88	440	980
Turkey	20,152	12,731	(998)
Segment/Consolidated Totals	$30,707	$26,621	$20,965

Depreciation and Amortization:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Pork	$43,014	$43,866	$50,813
Commodity Trading and Milling	6,330	5,567	5,165
Marine	23,490	22,675	22,743
Sugar	11,222	8,289	7,180
Power	5,467	192	204
All Other	366	403	428
Segment Totals	89,889	80,992	86,533
Corporate	327	231	269
Consolidated Totals	$90,216	$81,223	$86,802

Total Assets:

	December 31,
(Thousands of dollars)	2012	2011

Pork	$740,245	$738,574
Commodity Trading and Milling	992,507	755,903
Marine	281,215	261,781
Sugar	254,445	269,564
Power	235,377	165,118
Turkey	423,825	312,164
All Other	5,288	6,257
Segment Totals	2,932,902	2,509,361
Corporate	414,879	497,367
Consolidated Totals	$3,347,781	$3,006,728

Investment in and Advances to Affiliates:

	December 31,
(Thousands of dollars)	2012	2011

Commodity Trading and Milling	$186,873	$160,402
Sugar	2,775	3,177
Turkey	220,894	201,261
Segment/Consolidated Totals	$410,542	$364,840

Capital Expenditures:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Pork	$52,333	$39,890	$9,568
Commodity Trading and Milling	22,817	5,192	2,390
Marine	35,365	31,210	28,411
Sugar	22,066	22,626	30,620
Power	25,022	84,041	31,709
All Other	112	60	362
Segment Totals	157,715	183,019	103,060
Corporate	1,040	729	276
Consolidated Totals	$158,755	$183,748	$103,336

Administrative services provided by the corporate office allocated to the individual segments represent corporate services rendered to and costs incurred for each specific segment, with no allocation to individual segments of general corporate management oversight costs. Corporate assets include short-term investments, other current assets related to deferred compensation plans, fixed assets, deferred tax amounts and other miscellaneous items. Corporate operating losses represent certain operating costs not specifically allocated to individual segments and includes all costs related to Seaboard’s deferred compensation programs (which are offset by the effect of the mark-to-market investments recorded in Other Investment Income, Net).

Geographic Information

Seaboard had sales in South Africa totaling $563,088,000, $622,354,000 and $420,277,000 for the years ended December 31, 2012, 2011 and 2010, respectively, representing approximately 9%, 11% and 10% of total sales for each respective year. No other individual foreign country accounted for 10% or more of sales to external customers.

The following table provides a geographic summary of net sales based on the location of product delivery:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Caribbean, Central and South America	$2,566,056	$2,225,829	$1,702,823
Africa	1,471,574	1,489,409	1,061,221
United States	1,303,533	1,328,116	1,079,316
Canada/Mexico	351,505	407,593	245,935
Pacific Basin and Far East	334,215	238,116	198,100
Europe	87,741	8,367	19,927
Eastern Mediterranean	74,509	49,472	78,380
Totals	$6,189,133	$5,746,902	$4,385,702

The following table provides a geographic summary of Seaboard’s long-lived assets according to their physical location and primary port for the vessels:

	December 31,
(Thousands of dollars)	2012	2011
United States	$530,169	$515,375
Dominican Republic	140,195	120,707
Argentina	108,492	111,726
All other	66,371	50,419
Totals	$845,227	$798,227

At December 31, 2012 and 2011, Seaboard had approximately $296,990,000 and $221,584,000, respectively, of foreign receivables, excluding receivables due from affiliates, which generally represent more of a collection risk than the domestic receivables.  Management believes its allowance for doubtful accounts is adequate and reduces receivables recorded to their expected net realizable value.

Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II Valuation and Qualifying Accounts
Schedule II Valuation and Qualifying Accounts

Schedule II

Valuation and Qualifying Accounts

(In Thousands)

	Balance at	Provision	Net deductions	Balance at
	beginning of year	(1)	(2)	end of year
Allowance for Doubtful Accounts:
Year ended December 31, 2012	$10,941	3,092	(1,902)	$12,131
Year ended December 31, 2011	$8,170	4,400	(1,629)	$10,941
Year ended December 31, 2010	$7,330	2,771	(1,931)	$8,170

(1)           The allowance for doubtful accounts provision is charged to selling, general and administrative expenses.

(2)           Includes write-offs net of recoveries and currency translation adjustments.

	Balance at	Charged (credit)	Other	Balance at
	beginning of year	to expense	(3)	end of year
Allowance for Deferred Tax Assets:
Year ended December 31, 2012	$16,320	(4,562)	-	$11,758
Year ended December 31, 2011	$30,664	(13,959)	(385)	$16,320
Year ended December 31, 2010	$28,621	2,512	(469)	$30,664

(3)           Activity related to currency translation.

	Balance at	Charged (credit)	Balance at
	beginning of year	to expense	end of year
Reserve for LIFO Valuation:
Year ended December 31, 2012	$57,783	32,947	$90,730
Year ended December 31, 2011	$24,085	33,698	$57,783
Year ended December 31, 2010	$22,807	1,278	$24,085

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Principles of Consolidation and Investments in Affiliates

Principles of Consolidation and Investments in Affiliates

The consolidated financial statements include the accounts of Seaboard Corporation and its domestic and foreign subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation. Investments in non-controlled affiliates are accounted for by the equity method. Financial information from certain foreign subsidiaries and affiliates is reported on a one- to three-month lag, depending on the specific entity.

Short-Term Investments

Short-Term Investments

Short-term investments are retained for future use in the business and may include money market funds, corporate bonds, U.S. government obligations, mutual funds, mortgage-backed and municipal debt securities and, on a limited basis, high yield bonds, domestic equity securities and foreign government bonds. Investments held by Seaboard that are categorized as available-for-sale are reported at their estimated fair value with any related unrealized gains and losses reported net of tax, as a component of accumulated other comprehensive income.  Investments held by Seaboard that are categorized as trading securities are reported at their estimated fair value with any unrealized gains and losses included in other investment income on the Consolidated Statements of Comprehensive Income. Debt securities that are categorized as held to maturity are recorded at amortized cost, which is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in interest income. Gains and losses on sale of investments are generally based on the specific identification method.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and generally do not bear interest. The Power segment, however, collects interest on certain past due accounts, and the Commodity Trading and Milling segment provides extended payment terms for certain customers in certain countries due to local market conditions. The allowance for doubtful accounts is Seaboard’s best estimate of the amount of probable credit losses. For most operating segments, Seaboard uses a specific identification approach to determine, in management’s judgment, the collection value of certain past due accounts based on contractual terms. For the Marine segment, the allowance for doubtful accounts is based on an aging percentage methodology primarily based on historical write-off experience. Seaboard reviews its allowance for doubtful accounts monthly. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Inventories

Seaboard uses the lower of last-in, first-out (LIFO) cost or market for determining inventory cost of live hogs, fresh pork product and related materials. Grain, flour and feed inventories at foreign milling operations are valued at the lower of weighted average cost or market.  All other inventories, including further processed pork products, are valued at the lower of first-in, first-out (FIFO) cost or market.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are carried at cost and are being depreciated on the straight-line method over useful lives, ranging from 3 to 30 years.  Property, plant and equipment leases which are deemed to be installment purchase obligations have been capitalized and included in the property, plant and equipment accounts. Routine and planned major maintenance, repairs and minor renewals are expensed as incurred, while major renewals and improvements are capitalized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, primarily property, plant and equipment, are reviewed for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Notes Receivable from Affiliate

Notes Receivable from Affiliate

Seaboard monitors the credit quality of notes receivable from its affiliate, Butterball, LLC (Butterball), by obtaining and reviewing financial information for this affiliate on a monthly basis and by having Seaboard representatives serve on the Board of Directors of Butterball.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill and other indefinite-life intangible assets are assessed annually for impairment by each reporting unit at the quarter end closest to the anniversary date of the acquisition, or more frequently if circumstances indicate that impairment is likely. Separable intangible assets with finite lives are amortized over their estimated useful lives. Any one event or a combination of events such as change in the business climate, a negative change in relationships with significant customers and changes to strategic decisions, including decisions to expand made in response to economic or competitive conditions could require an interim assessment prior to the next required annual assessment.  Based on the annual assessments conducted by each reporting unit during 2012, there were no impairment charges recorded for the year ended December 31, 2012.

Accrued Self-Insurance

Accrued Self-Insurance

Seaboard is self-insured for certain levels of workers’ compensation, health care coverage, property damage and general, vehicle and product recall liability. The cost of these self-insurance programs is accrued based upon estimated settlements for known and anticipated claims. Changes in estimates to previously recorded reserves are reflected in current operating results.

Deferred Grants

Deferred Grants

Included in other liabilities at December 31, 2012 and 2011 was $5,231,000 and $5,631,000, respectively, of deferred grants. The deferred grants represent economic development funds contributed by government entities that were limited to construction of a pork processing facility in Guymon, Oklahoma. Deferred grants are being amortized as a reduction of depreciation expense over the life of the assets acquired with the funds.

Asset Retirement Obligation

Asset Retirement Obligation

Seaboard has recorded long-lived assets and a related liability for the asset retirement obligation costs associated with the closure of the hog lagoons it is legally obligated to close in the future should Seaboard cease operations or plan to close such lagoons voluntarily in accordance with a changed operating plan. Based on detailed assessments and appraisals obtained to estimate the future retirement costs, Seaboard has determined and recorded the present value of the projected costs in non-current other liabilities on the Consolidated Balance Sheets, with the retirement asset depreciated over the economic life of the related asset. The following table shows the changes in the asset retirement obligation during 2012 and 2011:

	Years ended December 31,
(Thousands of dollars)	2012	2011
Beginning balance	$ 13,109	$ 12,028
Accretion expense	1,090	1,007
Liability for additional lagoons placed in service	116	74
Ending balance	$ 14,315	$ 13,109

Income Taxes

Income Taxes

Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. However, in the future, as these timing differences reverse, a lower statutory tax rate may apply pursuant to the provisions for domestic manufacturers of the American Jobs Creation Act of 2004.  In accordance with U.S. GAAP, Seaboard will recognize the benefit or cost of this change in the future.

Revenue Recognition

Revenue Recognition

As a result of a marketing agreement with Triumph Foods LLC (Triumph), Seaboard’s sales prices for its pork products included in product revenues are primarily based on a margin sharing arrangement that considers the average sales price and mix of products sold from both Seaboard’s and Triumph’s hog processing plants. Seaboard earns a fee for marketing the pork products of Triumph, and recognizes this fee as service revenue primarily based on the number of head processed by Triumph. Revenue of the commodity trading business is recognized when the commodity is delivered to the customer, collection is reasonably assured and the sales price is fixed or determinable. Revenue of the containerized cargo service is recognized ratably over the transit time for each voyage, with expenses associated with containerized cargo service being recognized as incurred. Revenues from all other commercial exchanges are recognized at the time products are shipped or delivered in accordance with shipping terms or services rendered, the customer takes ownership and assumes risk of loss, collection is reasonably assured and the sales price is fixed or determinable.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include those related to allowance for doubtful accounts, valuation of inventories, impairment of long-lived assets, goodwill and other intangible assets, income taxes and accrued pension liability. Actual results could differ from those estimates.

Earnings Per Common Share

Earnings Per Common Share

Earnings per common share are based upon the weighted average shares outstanding during the period. Basic and diluted earnings per share are the same for all periods presented.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, management considers all demand deposits and overnight investments as cash equivalents. The following table shows the amounts paid for interest and income taxes:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Interest (net of amounts capitalized)	$11,674	$6,786	$8,377
Income taxes (net of refunds)	69,760	126,730	69,626

Included in property, plant and equipment is capitalized interest in the amount of $1,125,000, $6,723,000 and $3,350,000 for 2012, 2011 and 2010, respectively.

Supplemental Non-Cash Transactions

As discussed in Note 4, as of December 31, 2012 and 2011, Seaboard had a note receivable from an affiliate which accrues pay-in-kind interest income.  Non-cash, pay-in-kind interest income and accretion of discount recognized on this note receivable for the years ended December 31, 2012 and 2011 was $11,936,000 and $10,584,000, respectively.

As discussed in Note 4, effective January 1, 2012, Seaboard began consolidation accounting and discontinued the equity method of accounting for their investment in PS International, LLC (PSI) with Seaboard’s ownership interest increasing from 50% to 70%. On December 31, 2012, Seaboard further increased its ownership from 70% to 85%.  Total cash paid during 2012 for these two transactions, net of cash acquired was $3,186,000 and $3,045,000, respectively, and increased working capital by $14,209,000, fixed assets by $163,000, goodwill by $2,590,000, intangible assets by $1,441,000, other long-term assets by $96,000, non-controlling interest by $2,853,000 and decreased investment in and advances to affiliates by $9,415,000.

As discussed in Note 13, during the third quarter of 2010, Seaboard acquired a majority interest in a commodity origination, storage and processing business in Canada. Total cash paid, net of cash acquired, was $5,578,000, and increased working capital by $1,254,000, fixed assets by $4,637,000, other long-term assets in the amount of $833,000, deferred tax liabilities by $896,000 and non-controlling interest by $250,000.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation

Seaboard has operations in and transactions with customers in a number of foreign countries. The currencies of the countries fluctuate in relation to the U.S. dollar. Certain of the major contracts and transactions, however, are denominated in U.S. dollars. In addition, the value of the U.S. dollar fluctuates in relation to the currencies of countries where certain of Seaboard’s foreign subsidiaries and affiliates primarily conduct business. These fluctuations result in exchange gains and losses. The activities of these foreign subsidiaries and affiliates are primarily conducted with U.S. subsidiaries or operate in hyper-inflationary environments. As a result, the financial statements of certain foreign subsidiaries and affiliates are re-measured using the U.S. dollar as the functional currency.

Seaboard’s Sugar segment, a consolidated subsidiary in Canada (Commodity Trading and Milling segment) and seven non-controlled, non-consolidated affiliates (Commodity Trading and Milling segment businesses in Australia, Colombia, Guyana, Kenya, Lesotho and Zambia), use local currency as their functional currency. Assets and liabilities of these subsidiaries are translated to U.S. dollars at year-end exchange rates, and income and expense items are translated at average rates. Translation gains and losses are recorded as components of other comprehensive loss. For these entities, U.S. dollar denominated net asset or liability conversions to the local currency are recorded through income.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

Seaboard recognizes all derivatives as either assets or liabilities at their fair values. Accounting for changes in the fair value of a derivative depends on its designation and effectiveness. Derivatives qualify for treatment as hedges for accounting purposes when there is a high correlation between the change in fair value of the instrument and the related change in value of the underlying commitment. In order to designate a derivative financial instrument as a hedge for accounting purposes, extensive record keeping is required. For derivatives that qualify as hedges for accounting purposes, the change in fair value has no net impact on earnings, to the extent the derivative is considered effective, until the hedged transaction affects earnings. For derivatives that are not designated as hedging instruments for accounting purposes, or for the ineffective portion of a hedging instrument, the change in fair value does affect current period net earnings.

Seaboard holds and issues certain derivative instruments to manage various types of market risks from its day-to-day operations, primarily including commodity futures and option contracts and foreign currency exchange agreements, and from time to time, interest rate exchange agreements. While management believes each of these instruments primarily are entered into in order to effectively manage various market risks, as of December 31, 2012, none of the derivatives are designated and accounted for as hedges, primarily as a result of the extensive record-keeping requirements. Seaboard also enters into speculative derivative transactions related to its market risks.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of changes in the asset retirement obligation

	Years ended December 31,
(Thousands of dollars)	2012	2011
Beginning balance	$ 13,109	$ 12,028
Accretion expense	1,090	1,007
Liability for additional lagoons placed in service	116	74
Ending balance	$ 14,315	$ 13,109

Schedule of amounts paid for interest and income taxes
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Interest (net of amounts capitalized)	$11,674	$6,786	$8,377
Income taxes (net of refunds)	69,760	126,730	69,626

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments
Summary of the amortized cost and estimated fair value of short-term investments for both available-for-sale and trading securities
	2012		2011
	Amortized	Fair	Amortized	Fair
(Thousands of dollars)	Cost	Value	Cost	Value
Money market funds	$126,537	$126,537	$139,420	$139,420
Corporate bonds	67,275	69,214	88,589	89,146
U.S. Government agency securities	23,647	23,775	9,720	9,757
Emerging markets debt mutual fund	17,693	18,734	17,693	16,399
U.S. Treasury securities	17,165	17,169	4,848	4,905
Collateralized mortgage obligations	15,059	15,162	14,915	15,011
Asset backed debt securities	12,180	12,238	3,533	3,533
Fixed rate municipal notes and bonds	-	-	17,718	17,788
Other	-	-	1,480	1,484
Total available-for-sale short-term investments	279,556	282,829	297,916	297,443
High yield trading debt securities	21,839	23,406	20,155	20,750
Emerging markets trading debt mutual funds	3,046	3,237	2,620	2,487
Emerging markets trading debt securities	2,361	2,600	2,444	2,355
Other trading investments	1,262	1,307	218	221
Total short-term investments	$308,064	$313,379	$323,353	$323,256

Summary of estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security
(Thousands of dollars)	2012
Due within one year	$ 2,587
Due after one year through three years	52,411
Due after three years	60,721
Total fixed rate securities	$115,719

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
Summary of inventories
	December 31,
(Thousands of dollars)	2012	2011
At lower of LIFO cost or market:
Live hogs and materials	$258,638	$228,624
Fresh pork and materials	31,495	29,426
	290,133	258,050
LIFO adjustment	(90,730)	(57,783)
Total inventories at lower of LIFO cost or market	199,403	200,267
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	317,573	251,839
Sugar produced and in process	65,986	78,730
Other	73,606	63,449
Total inventories at lower of FIFO cost or market	457,165	394,018
Grain, flour and feed at lower of weighted average cost or market	100,296	50,645
Total inventories	$756,864	$644,930

Investments in and Advances to Affiliates and Notes Receivable from Affiliate (Tables)	12 Months Ended
Dec. 31, 2012
Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates
Commodity Trading and Milling Segment		December 31,
(Thousands of dollars)	2012	2011	2010
Net sales	$1,510,101	1,750,714	1,117,440
Net income	$24,686	33,058	47,594
Total assets	$862,992	864,802	581,755
Total liabilities	$469,265	480,328	250,076
Total equity	$393,727	384,474	331,679

Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates
Sugar Segment		December 31,
(Thousands of dollars)	2012		2011	2010
Net sales	$12,107		12,880	20,132
Net income	$194		950	2,064
Total assets	$8,865		10,743	10,248
Total liabilities	$2,839		3,851	3,791
Total equity	$6,026		6,892	6,457

Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Turkey Segment		December 31,
(Thousands of dollars)	2012	2011	2010
Net sales	$1,437,376	1,375,751	83,409
Net income (loss)	$38,384	24,250	(1,901)
Total assets	$871,945	819,618	725,464
Total liabilities	$443,291	428,361	360,673
Total equity	$428,654	391,257	364,791

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Summary of property, plant and equipment
	Useful	December 31,
(Thousands of dollars)	Lives	2012	2011
Land and improvements	0-15 years	$186,971	$173,517
Buildings and improvements	30 years	384,535	376,659
Machinery and equipment	3-20 years	942,631	794,435
Vessels and vehicles	3-18 years	157,368	147,125
Office furniture and fixtures	5 years	29,972	28,376
Construction in progress		42,879	136,396
		1,744,356	1,656,508
Accumulated depreciation and amortization		(900,477)	(859,686)
Net property, plant and equipment		$843,879	$796,822

Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets, Net
Schedule of other intangible assets
	December 31,
(Thousands of dollars)	2012	2011
Other intangible assets subject to amortization:
Gross carrying amount customer relationships	$9,045	$9,045
Accumulated amortization customer relationships	(6,798)	(6,549)
Gross carrying amount other intangible assets	1,441	-
Accumulated amortization other intangible assets	(845)	-
Other intangible assets subject to amortization, net	2,843	2,496
Other intangible assets not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000	17,000
Total other intangible assets, net	$19,843	$19,496

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Computed “expected” tax expense excluding non-controlling interest	$128,275	$155,714	$127,625
Adjustments to tax expense attributable to:
Foreign tax differences	(36,139)	(40,733)	(33,322)
Tax-exempt investment income	(62)	(116)	(974)
State income taxes, net of federal benefit	658	3,849	1,803
Change in valuation allowance	-	(754)	(6,189)
Federal tax credits	(1,693)	(5,153)	(3,351)
Change in pension deferred tax	(1,252)	(199)	(329)
Domestic manufacturing deduction	(5,643)	(8,012)	(4,837)
Other	46	(5,545)	607
Total income tax expense	$84,190	$99,051	$81,033

Schedule of components of earnings before income taxes
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
United States	$178,821	$300,992	$223,401
Foreign	187,680	143,906	141,243
Total earnings excluding non-controlling interest	366,501	444,898	364,644
Less: net loss (income) attributable to non-controlling interest	(277)	2,290	599
Total earnings before income taxes	$366,778	$442,608	$364,045

Schedule of components of total income taxes
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Current:
Federal	$68,928	$79,069	$48,814
Foreign	31,149	15,318	15,855
State and local	6,507	6,549	2,924
Deferred:
Federal	(16,818)	(1,761)	13,204
Foreign	(935)	(232)	15
State and local	(4,641)	108	221
Income tax expense	84,190	99,051	81,033
Unrealized changes in other comprehensive income	(9,197)	(12,604)	(5,443)
Total income taxes	$74,993	$86,447	$75,590

Schedule of components of the net deferred income tax liability
	December 31,
(Thousands of dollars)	2012	2011
Deferred income tax liabilities:
Cash basis farming adjustment	$10,413	$10,581
Depreciation	108,083	109,409
LIFO	7,012	27,927
Other	3,770	4,406
	$129,278	$152,323
Deferred income tax assets:
Reserves/accruals	$87,836	$83,816
Tax credit carry-forwards	12,813	11,217
Deferred earnings of foreign subsidiaries	17,851	12,672
Net operating and capital loss carry-forwards	11,756	15,800
Other	1,442	2,041
	131,698	125,546
Valuation allowance	11,758	16,320
Net deferred income tax liability	$9,338	$43,097

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits
(Thousands of dollars)	2012	2011
Beginning balance at January 1	$7,898	$3,548
Additions for uncertain tax positions of prior years	929	66
Decreases for uncertain tax positions of prior years	(2,715)	(109)
Additions for uncertain tax positions of current year	1,165	4,791
Lapse of statute of limitations	(2,224)	(398)
Ending balance at December 31	$5,053	$7,898

Notes Payable and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable and Long-Term Debt
Summary of long-term debt
	December 31,
(Thousands of dollars)	2012	2011
Private placements:
6.21% senior notes, repaid in 2012	$-	$1,072
6.92% senior notes, repaid in 2012	-	31,000
Industrial Development Revenue Bonds, floating rates
(1.30% -1.76% at December 31, 2012) due 2013 through 2027	41,800	41,800
Foreign subsidiary obligation, 5.34%, due 2013 through 2021	102,600	81,318
Foreign subsidiary obligation, floating rate	182	206
Capital lease obligations and other	1,381	1,856
	145,963	157,252
Current maturities of long-term debt	(25,138)	(40,885)
Long-term debt, less current maturities	$120,825	$116,367

Derivatives and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives and Fair Value of Financial Instruments
Schedule of amortized cost and estimated fair values of investments and long term debt

December 31,	2012		2011
(Thousands of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Short-term investments, available-for-sale	$ 279,556	$ 282,829	$ 297,916	$ 297,443
Short-term investments, trading debt securities	28,508	30,550	25,437	25,813
Long-term debt	145,963	149,333	157,252	161,636

Schedule of assets and liabilities measured at fair value on a recurring basis

	Balance
	December 31,
(Thousands of dollars)	2012	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term investments:
Money market funds	$126,537	$126,537	$-	$-
Corporate bonds	69,214	-	69,214	-
U.S. Government agency securities	23,775	-	23,775	-
Emerging markets debt mutual fund	18,734	18,734	-	-
U.S. Treasury securities	17,169	-	17,169	-
Collateralized mortgage obligations	15,162	-	15,162	-
Asset backed debt securities	12,238	-	12,238	-
Trading securities- short term investments:
High yield debt securities	23,406	-	23,406	-
Emerging markets trading debt mutual fund	3,237	3,237	-	-
Emerging markets trading debt securities	2,600	-	2,600	-
Other debt securities	1,307	822	485	-
Trading securities – other current assets:
Domestic equity securities	15,864	15,864	-	-
Fixed income mutual funds	7,153	7,153	-	-
Foreign equity securities	6,831	4,218	2,613	-
Money market funds	3,157	3,157	-	-
U.S. Government agency securities	2,117	-	2,117	-
U.S. Treasury securities	1,567	-	1,567	-
Corporate bonds	60	-	60	-
Other	239	187	52	-
Derivatives
Commodities (1)	6,916	6,699	217	-
Foreign currencies	-	-	-	-
Total Assets	$357,283	$186,608	$170,675	$-
Liabilities:
Derivatives:
Commodities (1)	$7,112	$7,112	$-	$-
Interest rate swaps	9,810	-	9,810	-
Foreign currencies	4,157	-	4,157	-
Total Liabilities	$21,079	$7,112	$13,967	$-

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2012, the commodity derivatives had a margin account balance of $14,063,000 resulting in a net other current asset on the Consolidated Balance Sheets of $13,867,000.

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term investments:
Money market funds	$139,420	$139,420	$-	$-
Corporate bonds	89,146	-	89,146	-
Fixed rate municipal notes and bonds	17,788	-	17,788	-
Emerging markets debt mutual fund	16,399	16,399	-	-
Collateralized mortgage obligations	15,011	-	15,011	-
U.S. Government agency securities	9,757	-	9,757	-
U.S. Treasury securities	4,905	-	4,905	-
Asset backed debt securities	3,533	-	3,533	-
Other	1,484	-	1,484	-
Trading securities- short term investments:
High yield debt securities	20,750	-	20,750	-
Emerging markets trading debt mutual fund	2,487	2,487	-	-
Emerging markets trading debt securities	2,355	-	2,355	-
Other debt securities	221	-	221	-
Trading securities – other current assets:
Domestic equity securities	13,563	13,563	-	-
Foreign equity securities	7,490	3,991	3,499	-
Money market funds	4,521	4,521	-	-
Fixed income mutual funds	4,483	4,483	-	-
U.S. Government agency securities	2,085	-	2,085	-
U.S. Treasury securities	1,474	-	1,474	-
Corporate bonds	72	-	72	-
Other	236	159	77	-
Derivatives
Commodities (1)	5,144	5,144	-	-
Foreign currencies	2,247	-	2,247	-
Total Assets	$364,571	$190,167	$174,404	$-
Liabilities:
Derivatives:
Commodities (1)	$5,529	$5,529	$-	$-
Interest rate swaps	11,268	-	11,268	-
Foreign currencies	3,380	-	3,380	-
Total Liabilities	$20,177	$5,529	$14,648	$-

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2011, the commodity derivatives had a margin account balance of $8,619,000 resulting in a net other current asset on the Consolidated Balance Sheets of $8,234,000.

Schedule of gain or (loss) recognized for each type of derivative and its location in the Condensed Consolidated Statements of Comprehensive Income

		2012	2011
	Location of Gain or (Loss)	Amount of Gain or (Loss)
	Recognized in Income on	Recognized in Income on
(Thousands of dollars)	Derivatives	Derivatives
Commodities	Cost of sales-products	$ (6,098)	$ 20,279
Foreign currencies	Cost of sales-products	3,027	25,692
Foreign currencies	Foreign currency	(3,919)	(1,957)
Interest rate	Miscellaneous, net	(5,132)	(14,467)

Schedule of fair value of each type of derivative and its location in the Condensed Consolidated Balance Sheets

(Thousands of dollars)	Asset Derivatives			Liability Derivatives
		2012	2011		2012	2011
	Balance Sheet	Fair		Balance Sheet	Fair
	Location	Value		Location	Value
Commodities(1)	Other current assets	$6,916	$5,144	Other current assets	$7,112	$5,529
Foreign currencies	Other current assets	-	2,247	Other accrued liabilities	4,157	3,380
Interest rate	Other current assets	-	-	Other accrued liabilities	9,810	11,268

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2012 and 2011, the commodity derivatives had a margin account balance of $14,063,000 and $8,619,000, respectively, resulting in a net other current asset on the Consolidated Balance Sheets of $13,867,000 and $8,234,000, respectively.

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits
Schedule of asset allocation targets and actual investment composition within the Plans

Actual Composition of Plans at December 31,
	Target Allocations	2012	2011
Domestic large cap equity	29-40%	31-42%	29-40%
Domestic small and mid-cap equity	7-10%	9-12%	11-13%
International equity	11-16%	11-13%	10-15%
Fixed income	25-42%	20-37%	23-40%
Alternative investments	6-8%	8-10%	6-7%
Cash and cash equivalents	1-5%	3-4%	2-4%

Schedule of Plans' assets measured at fair value

	Balance
	December 31,
(Thousands of dollars)	2012	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$ 36,346	$ 36,346	$-	$-
Fixed income mutual funds	12,533	12,533	-	-
Foreign equity securities	7,475	7,475	-	-
Corporate bonds	6,387	-	6,387	-
Money market funds	6,285	6,285	-	-
U.S. Government agency securities	6,218	-	6,218	-
U.S. Government bonds	5,680	-	5,680	-
Emerging markets-equity	5,607	5,607	-	-
Real estate mutual fund	5,453	5,453	-	-
Mutual funds-equities	2,701	2,701	-	-
Treasury inflation indexed bonds	2,083	-	2,083	-
Other	818	-	818	-
Total Assets	$ 97,586	$ 76,400	$21,186	$-

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$ 34,770	$ 34,770	$-	$-
Corporate bonds	18,526	-	18,526	-
Foreign equity securities	7,107	7,107	-	-
Fixed income mutual funds	6,400	6,400	-	-
Money market funds	6,513	6,513	-	-
U.S. Treasury STRIPS	3,587	-	3,587	-
Emerging markets-equity	3,349	3,349	-	-
Mutual funds-equities	3,485	3,485	-	-
Real estate mutual fund	2,909	2,909	-	-
Exchange traded funds-fixed income	1,788	1,788	-	-
Municipal bonds	2,048	-	2,048	-
Other	1,030	-	1,030	-
Total Assets	$ 91,512	$ 66,321	$25,191	$-

Schedule of assumptions used in determining pension information for plans

	Years ended December 31,
	2012	2011	2010
Weighted-average assumptions
Discount rate used to determine obligations	2.50-4.15%	3.75-4.70%	4.45-5.65%
Discount rate used to determine net periodic benefit cost	3.75-4.70%	4.45-5.65%	5.25-6.25%
Expected return on plan assets	6.50-7.25%	7.00-7.50%	7.25-7.75%
Long-term rate of increase in compensation levels	4.00%	4.00-5.00%	4.00-5.00%

Schedule of the funded status

December 31,	2012	2011
	Accumulated	Accumulated
	benefits	benefits
(Thousands of dollars)	exceed assets	exceed assets
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$204,540	$173,023
Service cost	8,843	7,523
Interest cost	8,918	9,025
Actuarial losses	25,749	19,637
Benefits paid	(5,872)	(4,668)
Plan curtailments	(6,136)	-
Plan settlement	(5,532)	-
Plan amendments	(3,785)	-
Benefit obligation at end of year	$226,725	$204,540
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$91,512	$93,638
Actual return on plan assets	9,426	807
Employer contributions	8,052	1,735
Benefits paid	(5,872)	(4,668)
Plan settlement	(5,532)	-
Fair value of plan assets at end of year	$97,586	$91,512
Funded status	$(129,139)	$(113,028)

Schedule of net periodic cost of benefits of plans
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$8,843	$7,550	$6,367
Interest cost	8,918	8,997	8,712
Expected return on plan assets	(6,431)	(6,598)	(6,218)
Amortization and other	6,748	4,027	4,046
Settlement	1,796	-	-
Curtailment	1,134	-	-
Net periodic benefit cost	$21,008	$13,976	$12,907

Schedule of amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss (AOCI) before taxes
(Thousands of dollars)	2012	2011
Accumulated loss, net of gain	$(91,611)	$(81,708)
Prior service cost, net of credit	(72)	(6,351)
Total accumulated other comprehensive loss	$(91,683)	$(88,059)

Schedule of amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2013
(Thousands of dollars)	2013
Accumulated loss, net of gain	$(6,588)
Prior service cost, net of credit	24
Estimated net periodic benefit cost	$(6,564)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of non-cancelable purchase commitments and commitments under other agreements

Purchase commitments	Years ended December 31,
(Thousands of dollars)	2013	2014	2015	2016	2017	Thereafter
Hog procurement contracts	$187,555	$118,035	$105,410	$87,767	$69,047	$4,358
Grain and feed ingredients	120,308	4,317	3,700	-	-	-
Grain purchase contracts for resale	665,192	-	-	-	-	-
Fuel supply contract	85,279	-	-	-	-	-
Equipment purchases and facility improvements	48,814	-	-	-	-	-
Construction of new dry bulk vessels	4,150	70,550	-	-	-	-
Other purchase commitments	17,521	144	45	34	35	131
Total firm purchase commitments	1,128,819	193,046	109,155	87,801	69,082	4,489
Vessel, time and voyage-charters	77,846	36,558	30,282	19,021	18,993	81,869
Contract grower finishing agreements	11,883	11,156	9,689	9,997	9,831	9,241
Other operating lease payments	19,583	16,498	14,594	14,281	14,468	172,509
Total unrecognized firm commitments	$1,238,131	$257,258	$163,720	$131,100	$112,374	$268,108

Stockholders' Equity and Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity and Accumulated Other Comprehensive Loss
Schedule of components of accumulated other comprehensive loss, net of related taxes
	December 31,
(Thousands of dollars)	2012	2011	2010

Cumulative foreign currency translation adjustment	$(109,457)	$(93,669)	$(81,280)
Unrealized gain (loss) on investments	2,232	(311)	445
Unrealized loss on cash flow hedges	(113)	-	-
Unrecognized pension cost	(64,206)	(62,085)	(43,072)

Accumulated other comprehensive loss	$(171,544)	$(156,065)	$(123,907)

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Summary of specific financial information related to sales to external customers
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Pork	$1,638,404	$1,744,630	$1,388,265
Commodity Trading and Milling	3,023,531	2,689,786	1,808,948
Marine	969,575	928,548	853,565
Sugar	288,315	259,786	195,993
Power	255,390	111,391	124,034
All Other	13,918	12,761	14,897
Segment/Consolidated Totals	$6,189,133	$5,746,902	$4,385,702

Summary of specific financial information related to operating income (loss)
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Pork	$122,556	$259,271	$213,325
Commodity Trading and Milling	71,852	43,225	34,432
Marine	26,111	(3,904)	47,612
Sugar	60,180	65,101	31,741
Power	55,042	60,845	13,424
All Other	607	(1,191)	832
Segment Totals	336,348	423,347	341,366
Corporate	(26,687)	(16,143)	(20,300)
Consolidated Totals	$309,661	$407,204	$321,066

Summary of specific financial information related to income (loss) from affiliates
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Commodity Trading and Milling	$10,467	$13,450	$20,983
Sugar	88	440	980
Turkey	20,152	12,731	(998)
Segment/Consolidated Totals	$30,707	$26,621	$20,965

Summary of specific financial information related to depreciation and amortization
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010

Pork	$43,014	$43,866	$50,813
Commodity Trading and Milling	6,330	5,567	5,165
Marine	23,490	22,675	22,743
Sugar	11,222	8,289	7,180
Power	5,467	192	204
All Other	366	403	428
Segment Totals	89,889	80,992	86,533
Corporate	327	231	269
Consolidated Totals	$90,216	$81,223	$86,802

Summary of specific financial information related to total assets
	December 31,
(Thousands of dollars)	2012	2011

Pork	$740,245	$738,574
Commodity Trading and Milling	992,507	755,903
Marine	281,215	261,781
Sugar	254,445	269,564
Power	235,377	165,118
Turkey	423,825	312,164
All Other	5,288	6,257
Segment Totals	2,932,902	2,509,361
Corporate	414,879	497,367
Consolidated Totals	$3,347,781	$3,006,728

Summary of specific financial information related to investments in and advances to affiliates
	December 31,
(Thousands of dollars)	2012	2011

Commodity Trading and Milling	$186,873	$160,402
Sugar	2,775	3,177
Turkey	220,894	201,261
Segment/Consolidated Totals	$410,542	$364,840

Summary of specific financial information related to capital expenditures
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Pork	$52,333	$39,890	$9,568
Commodity Trading and Milling	22,817	5,192	2,390
Marine	35,365	31,210	28,411
Sugar	22,066	22,626	30,620
Power	25,022	84,041	31,709
All Other	112	60	362
Segment Totals	157,715	183,019	103,060
Corporate	1,040	729	276
Consolidated Totals	$158,755	$183,748	$103,336

Geographic summary of net sales based on the location of product delivery
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Caribbean, Central and South America	$2,566,056	$2,225,829	$1,702,823
Africa	1,471,574	1,489,409	1,061,221
United States	1,303,533	1,328,116	1,079,316
Canada/Mexico	351,505	407,593	245,935
Pacific Basin and Far East	334,215	238,116	198,100
Europe	87,741	8,367	19,927
Eastern Mediterranean	74,509	49,472	78,380
Totals	$6,189,133	$5,746,902	$4,385,702

Geographic summary of the entity's long-lived assets according to their physical location and primary port for the vessels
	December 31,
(Thousands of dollars)	2012	2011
United States	$530,169	$515,375
Dominican Republic	140,195	120,707
Argentina	108,492	111,726
All other	66,371	50,419
Totals	$845,227	$798,227

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended						0 Months Ended		1 Months Ended	12 Months Ended
	Oct. 02, 2010	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 PS International item	Dec. 30, 2012 PS International North Carolina	Jan. 02, 2012 PS International North Carolina	Jan. 28, 2012 PS International North Carolina	Dec. 31, 2012 PS International North Carolina	Apr. 03, 2010 PS International North Carolina
Operations of Seaboard Corporation and its Subsidiaries
Percentage of ownership interest held by Seaboard Flour LLC and SFC Preferred LLC (Parent Companies)		74.60%
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information of certain foreign subsidiaries and affiliates					1 month	3 months
Property, Plant and Equipment
Useful Lives					3 years	30 years
Deferred Grants
Deferred Grants		$ 5,231,000	$ 5,631,000
Changes in the asset retirement obligation
Beginning balance		13,109,000	12,028,000
Accretion Expense		1,090,000	1,007,000
Liability for additional lagoons placed in service		116,000	74,000
Ending balance		14,315,000	13,109,000	12,028,000
Cash and Cash Equivalents
Interest (net of amounts capitalized)		11,674,000	6,786,000	8,377,000
Income taxes (net of refunds)		69,760,000	126,730,000	69,626,000
Capitalized interest		1,125,000	6,723,000	3,350,000
Supplemental Non-Cash Transactions
Non-cash, pay-in-kind interest income and accretion of discount recognized on a note receivable from an affiliate		11,936,000	10,584,000	695,000
Total cash paid, net of cash acquired	5,578,000	3,186,000		5,578,000
Number of transactions for acquiring interest in subsidiaries							2
Payment to increase ownership interest in affiliate								3,045,000	3,186,000
Increase in working capital	1,254,000								14,209,000
Increase in fixed assets	4,637,000								163,000
Increase in goodwill									2,590,000
Increase in intangible assets									1,441,000
Increase in other long-term assets	833,000								96,000
Increase in deferred tax liabilities	896,000
Increase in non-controlling interest	250,000								2,853,000
Decrease in investments in and advances to affiliates									$ 9,415,000
Percentage ownership acquired												50.00%
Ownership after increase (as a percent)										70.00%	85.00%
Foreign Currency Transactions and Translation
Number of non-controlled, non-consolidated affiliates using local currency as their functional currency		7

Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments
Total short-term investments, amortized cost	$ 308,064,000	$ 323,353,000
Total short-term investments, fair value	313,379,000	323,256,000
Estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security
Due within one year	2,587,000
Due after one year through three years	52,411,000
Due after three years	60,721,000
Total fixed rate securities	115,719,000
Available-for-sale securities
Investments
Amortized Cost	297,556,000	297,916,000
Fair Value	282,829,000	297,443,000
Money market funds
Investments
Amortized Cost	126,537,000	139,420,000
Fair Value	126,537,000	139,420,000
Money market funds | Denominated in Euros
Investments
Fair Value	6,437,000	25,755,000
Money market funds | Denominated in British pounds
Investments
Fair Value	2,620,000
Money market funds | Denominated in Canadian dollars
Investments
Fair Value	2,441,000
Corporate bonds
Investments
Amortized Cost	67,275,000	88,589,000
Fair Value	69,214,000	89,146,000
U.S. Government agency securities
Investments
Amortized Cost	23,647,000	9,720,000
Fair Value	23,775,000	9,757,000
Emerging markets debt mutual fund
Investments
Amortized Cost	17,693,000	17,693,000
Fair Value	18,734,000	16,399,000
U.S. Treasury securities
Investments
Amortized Cost	17,165,000	4,848,000
Fair Value	17,169,000	4,905,000
Collateralized mortgage obligations
Investments
Amortized Cost	15,059,000	14,915,000
Fair Value	15,162,000	15,011,000
Asset backed debt securities
Investments
Amortized Cost	12,180,000	3,533,000
Fair Value	12,238,000	3,533,000
Fixed rate municipal notes and bonds
Investments
Amortized Cost		17,718,000
Fair Value		17,788,000
Other
Investments
Amortized Cost		1,480,000
Fair Value		1,484,000
Trading securities
Investments
Unrealized gains related to trading securities	2,042,000	376,000
High yield trading debt securities
Investments
Amortized Cost	21,839,000	20,155,000
Fair Value	23,406,000	20,750,000
Emerging markets trading debt mutual fund
Investments
Amortized Cost	3,046,000	2,620,000
Fair Value	3,237,000	2,487,000
Emerging markets trading debt securities
Investments
Amortized Cost	2,361,000	2,444,000
Fair Value	2,600,000	2,355,000
Other trading investments
Investments
Amortized Cost	1,262,000	218,000
Fair Value	$ 1,307,000	$ 221,000

Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
At lower of LIFO cost or market:
Live hogs and materials	$ 258,638,000	$ 228,624,000
Fresh pork and materials	31,495,000	29,426,000
Inventories at lower of LIFO cost or market, Gross	290,133,000	258,050,000
LIFO adjustment	(90,730,000)	(57,783,000)
Total inventories at lower of LIFO cost or market	199,403,000	200,267,000
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	317,573,000	251,839,000
Sugar produced and in process	65,986,000	78,730,000
Other	73,606,000	63,449,000
Total inventories at lower of FIFO cost or market	457,165,000	394,018,000
Grain, flour and feed at lower of weighted average cost or market	100,296,000	50,645,000
Total inventories	756,864,000	644,930,000
LIFO method increase (decrease) in earnings	(20,098,000)	(20,556,000)	(780,000)
LIFO method increase (decrease) in earnings per share (in dollars per share)	$ 16.7	$ 16.92	$ 0.64
Amount that inventories would have been higher by if the FIFO method had been used	$ 90,730,000	$ 57,783,000

Investments in and Advances to Affiliates and Notes Receivable from Affiliate (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2010 Commodity Trading and Milling	Dec. 31, 2012 Sugar	Dec. 31, 2011 Sugar	Dec. 31, 2010 Sugar	Dec. 31, 2012 Turkey	Dec. 31, 2011 Turkey	Dec. 31, 2010 Turkey	Dec. 31, 2012 Democratic Republic of Congo	Dec. 31, 2011 Democratic Republic of Congo	Dec. 31, 2010 Democratic Republic of Congo	Dec. 31, 2012 Democratic Republic of Congo	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Democratic Republic of Congo	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Lesotho	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Kenya Minimum	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Kenya Maximum	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria Minimum	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria Maximum	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Zambia	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Colombia	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Ecuador Minimum	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Ecuador Maximum	Dec. 31, 2012 Businesses conducting flour, maize and feed milling and poultry production and processing Haiti	Oct. 30, 2010 Poultry business	Jul. 02, 2011 Poultry business	Dec. 31, 2010 Bakery business Democratic Republic of Congo	Dec. 31, 2012 Grain and commodity trading businesses Australia	Oct. 30, 2010 Grain and commodity trading businesses Australia	Dec. 31, 2012 Grain and commodity trading businesses Peru	Dec. 31, 2012 PS International item	Dec. 30, 2012 PS International North Carolina	Jan. 02, 2012 PS International North Carolina	Jan. 28, 2012 PS International North Carolina	Apr. 03, 2010 PS International North Carolina	Dec. 31, 2010 PS International North Carolina	Jul. 02, 2011 PS International North Carolina	Dec. 31, 2012 PS International North Carolina	Dec. 31, 2011 PS International North Carolina Line-of-credit	Dec. 31, 2012 Sugar related businesses Argentina business	Dec. 31, 2012 Sugar related businesses Argentina Minimum	Dec. 31, 2012 Sugar related businesses Argentina Maximum	Dec. 31, 2010 Butterball, LLC	Oct. 01, 2011 Butterball, LLC	Dec. 31, 2012 Butterball, LLC	Dec. 31, 2010 Butterball, LLC	Dec. 06, 2010 Butterball, LLC	Dec. 06, 2010 Butterball, LLC Subordinated loan	Dec. 31, 2010 Butterball, LLC Subordinated loan	Dec. 31, 2012 Butterball, LLC Subordinated loan	Dec. 31, 2011 Butterball, LLC Subordinated loan	Dec. 31, 2012 Butterball, LLC Detachable warrants	Dec. 06, 2010 Butterball, LLC Detachable warrants	Oct. 01, 2011 Butterball, LLC Term loan	Dec. 31, 2012 Butterball, LLC Term loan	Dec. 31, 2011 Butterball, LLC Term loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage ownership																50.00%	50.00%	35.00%	49.00%	25.00%	48.00%	49.00%	40.00%	25.00%	50.00%	23.00%	50.00%	49.00%		25.00%		50.00%											46.00%	50.00%
Number of businesses																																										2
Purchase price																											$ 16,988,000				$ 5,000,000						$ 7,650,000												$ 177,500,000
Percentage ownership acquired																													50.00%		25.00%						50.00%												50.00%
Percentage of interest held by Murphy Brown, LLC reacquired by Maxwell Group																																																	49.00%
Percentage of ownership interest continued to be owned by the Maxwell Group																																																	50.00%
Investee's intangible assets for trade name																																															111,000,000
Investee's intangible assets for goodwill																																															60,265,000
Loan provided to affiliate																																															81,231,000				100,000,000					13,037,000
Maturity period of unsecured subordinated loan provided																																																		7 years
Interest rate on loan provided (as a percent)																																																		15.00%							12.00%
Percentage of interest payable in cash																																																		5.00%
Percentage of pay-in-kind interest																																																		10.00%
Additional equity interest that can be acquired upon exercise of warrants (as a percent)																																																						5.00%
Economic interest (as a percent)																																																						52.50%
Description of variable rate																																															prime rate
Interest rate margin (as a percent)																																															2.00%
Investments in and advances to affiliates	410,542,000	364,840,000	186,873,000	160,402,000		2,775,000	3,177,000		220,894,000	201,261,000		82,257,000			82,257,000																																								10,586,000
Notes receivable from affiliate	202,931,000	110,903,000																																													81,231,000			89,414,000		112,629,000	100,693,000				9,071,000	10,210,000
Cash fee received as consideration for unsecured subordinated loan provided																																																			2,000,000
Cash syndication fee																																													4,525,000
Percentage of net syndication fee initially recognized as income																																													47.50%
Amortization period of remaining net syndication fee																																																5 years
Additional investment or capital contribution																											10,500,000																			5,598,000
Investment in equity and long-term advances												24,814,000	11,397,000	10,080,000	46,291,000
Payments to acquire equity method investment																																					6,000,000	990,000	660,000
Capacity provided by Seaboard																																									35,000,000
Receivable from affiliate																																									30,096,000
Ownership after increase (as a percent)																																				70.00%				85.00%
Number of transactions for acquiring interest in subsidiaries																																	2
Payment to increase ownership interest in affiliate																																		3,045,000	3,186,000
Excess of carrying value of investment in affiliates over entity's share of affiliates' book value			8,995,000
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales			1,510,101,000	1,750,714,000	1,117,440,000	12,107,000	12,880,000	20,132,000	1,437,376,000	1,375,751,000	83,409,000
Net income			24,686,000	33,058,000	47,594,000	194,000	950,000	2,064,000	38,384,000	24,250,000	(1,901,000)
Total assets			862,992,000	864,802,000	581,755,000	8,865,000	10,743,000	10,248,000	871,945,000	819,618,000	725,464,000
Total liabilities			469,265,000	480,328,000	250,076,000	2,839,000	3,851,000	3,791,000	443,291,000	428,361,000	360,673,000
Total equity			$ 393,727,000	$ 384,474,000	$ 331,679,000	$ 6,026,000	$ 6,892,000	$ 6,457,000	$ 428,654,000	$ 391,257,000	$ 364,791,000

Property, Plant and Equipment (Details) (USD $)	12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Oct. 01, 2011 Mexico ham boning and processing plant	Dec. 31, 2012 Mexico ham boning and processing plant	Dec. 31, 2012 Land and improvements	Dec. 31, 2011 Land and improvements	Dec. 31, 2012 Land and improvements Minimum	Dec. 31, 2012 Land and improvements Maximum	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2011 Buildings and improvements	Dec. 31, 2012 Machinery and equipment	Dec. 31, 2011 Machinery and equipment	Dec. 31, 2012 Machinery and equipment Minimum	Dec. 31, 2012 Machinery and equipment Maximum	Dec. 31, 2012 Vessels and vehicles	Dec. 31, 2011 Vessels and vehicles	Dec. 31, 2012 Vessels and vehicles Minimum	Dec. 31, 2012 Vessels and vehicles Maximum	Dec. 31, 2012 Office furniture and fixtures	Dec. 31, 2011 Office furniture and fixtures	Dec. 31, 2012 Construction in progress	Dec. 31, 2011 Construction in progress
Property, plant and equipment
Useful Lives			3 years	30 years					0 years	15 years	30 years				3 years	20 years			3 years	18 years	5 years
Gross property, plant and equipment	$ 1,656,508,000	$ 1,744,356,000					$ 186,971,000	$ 173,517,000			$ 384,535,000	$ 376,659,000	$ 942,631,000	$ 794,435,000			$ 157,368,000	$ 147,125,000			$ 29,972,000	$ 28,376,000	$ 42,879,000	$ 136,396,000
Accumulated depreciation and amortization	(859,686,000)	(900,477,000)
Net property, plant and equipment	796,822,000	843,879,000				3,666,000
Period of plant operation						2 years
Impairment charge	5,600,000				5,600,000
Impairment charge offset by reduction to noncontrolling interest					1,830,000
Total impact on net earnings attributable to Seaboard, net of taxes					$ 2,300,000

Goodwill and Other Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and other intangible assets, net
Goodwill	$ 43,218,000	$ 40,628,000
Other intangible assets subject to amortization, other than goodwill	2,843,000	2,496,000
Other intangibles subject to amortization:
Gross carrying amount customer relationships	9,045,000	9,045,000
Accumulated amortization customer relationships	(6,798,000)	(6,549,000)
Gross carrying amount of other intangible assets	1,441,000
Accumulated amortization other intangible assets	(845,000)
Other intangible assets subject to amortization, net	2,843,000	2,496,000
Other intangibles not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000,000	17,000,000
Total other intangible assets, net	19,843,000	19,496,000
Current amortization expense and future amortization expense
Amortization expense of other amortizable intangible assets	1,095,000	250,000	930,000
Future amortization expense year one	810,000
Future amortization expense year two	267,000
Future amortization expense year three	267,000
Future amortization expense year four	252,000
Future amortization expense year five	250,000
Pork Segment [Member]
Goodwill and other intangible assets, net
Goodwill	40,628,000
Commodity Trading and Milling [Member]
Goodwill and other intangible assets, net
Goodwill	2,590,000
Other intangible assets subject to amortization, other than goodwill	596,000
Other intangibles subject to amortization:
Other intangible assets subject to amortization, net	$ 596,000

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2013
Income Taxes
Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations
Computed expected tax expense excluding non-controlling interest	$ 128,275,000	$ 155,714,000	$ 127,625,000
Adjustments to tax expense attributable to:
Foreign tax differences	(36,139,000)	(40,733,000)	(33,322,000)
Tax-exempt investment income	(62,000)	(116,000)	(974,000)
State income taxes, net of federal benefit	658,000	3,849,000	1,803,000
Change in valuation allowance		(754,000)	(6,189,000)
Federal tax credits	(1,693,000)	(5,153,000)	(3,351,000)
Change in pension deferred tax	(1,252,000)	(199,000)	(329,000)
Domestic manufacturing deduction	(5,643,000)	(8,012,000)	(4,837,000)
Other	46,000	(5,545,000)	607,000
Income tax expense	84,190,000	99,051,000	81,033,000
Components of earnings before income taxes
United States	178,821,000	300,992,000	223,401,000
Foreign	187,680,000	143,906,000	141,243,000
Total earnings excluding non-controlling interest	366,501,000	444,898,000	364,644,000
Less: Net loss (income) attributable to noncontrolling interests	(277,000)	2,290,000	599,000
Earnings before income taxes	366,778,000	442,608,000	364,045,000
Current:
Federal	68,928,000	79,069,000	48,814,000
Foreign	31,149,000	15,318,000	15,855,000
State and local	6,507,000	6,549,000	2,924,000
Deferred:
Federal	(16,818,000)	(1,761,000)	13,204,000
Foreign	(935,000)	(232,000)	15,000
State and local	(4,641,000)	108,000	221,000
Income tax expense	84,190,000	99,051,000	81,033,000
Unrealized changes in other comprehensive income	(9,197,000)	(12,604,000)	(5,443,000)
Total income taxes	74,993,000	86,447,000	75,590,000
Income taxes receivable	8,046,000	33,539,000
Income taxes payable	14,381,000	2,604,000
Deferred income tax liabilities:
Cash basis farming adjustment	10,413,000	10,581,000
Depreciation	108,083,000	109,409,000
LIFO	7,012,000	27,927,000
Other	3,770,000	4,406,000
Aggregate deferred income tax liabilities	129,278,000	152,323,000
Deferred income tax assets:
Reserves/accruals	87,836,000	83,816,000
Tax credit carry-forwards	12,813,000	11,217,000
Deferred earnings of foreign subsidiaries	17,851,000	12,672,000
Net operating and capital loss carry-forwards	11,756,000	15,800,000
Other	1,442,000	2,041,000
Aggregate deferred income tax assets	131,698,000	125,546,000
Valuation allowance	11,758,000	16,320,000
Net deferred income tax liability	9,338,000	43,097,000
Accrued interest and penalties on uncertain tax positions	926,000	1,377,000
Unrecognized tax benefits, if recognized, would affect the effective tax rate	5,053,000	7,898,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the year	7,898,000	3,548,000
Additions for uncertain tax positions of prior years	929,000	66,000
Decreases for uncertain tax positions of prior years	(2,715,000)	(109,000)
Additions for uncertain tax positions of current year	1,165,000	4,791,000
Lapse of statute of limitations	(2,224,000)	(398,000)
Balance at the end of the year	5,053,000	7,898,000	3,548,000
Undistributed earnings from foreign operations	985,402,000
Tax savings due to tax holiday	2,063,000	16,275,000	3,434,000
Tax savings per diluted earnings per common share (in dollars per share)	$ 1.71	$ 13.4	$ 2.8
Net operating loss carry-forwards and tax credit carry-forwards
Anticipated one-time tax benefit on enactment of law, minimum				7,500,000
Anticipated one-time tax benefit on enactment of law, maximum				15,000,000
One-time Federal blender's credits that will be recognized as revenues				11,260,000
Foreign
Net operating loss carry-forwards and tax credit carry-forwards
Net operating loss carry-forwards (NOLs)	39,241,000
State
Net operating loss carry-forwards and tax credit carry-forwards
Tax credit carry-forwards	$ 19,712,000

Notes Payable and Long-Term Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Notes payable to bank	Dec. 31, 2011 Notes payable to bank	Feb. 23, 2013 Committed bank line	Dec. 31, 2012 Committed bank line	Jun. 30, 2012 Committed bank line	Dec. 31, 2012 Uncommitted bank lines	Dec. 31, 2012 Uncommitted bank lines Foreign subsidiaries	Dec. 31, 2012 Uncommitted bank lines Foreign subsidiaries South African Rand	Dec. 31, 2012 IDRBs
Notes Payable
Notes payable to banks	$ 28,786,000	$ 16,219,000					$ 28,786,000	$ 23,732,000
Repayment term	1 year
Maximum capacity			200,000,000	200,000,000	300,000,000	199,208,000	149,208,000
Current borrowing capacity					200,000,000
Weighted average interest rate (as a percent)	7.45%	9.34%
Letters of credit outstanding				39,960,000		3,988,000
Letters of credit for outstanding IDRBs	18,397,000
Letters of credit related to various insurance coverage	21,801,000
Current maturities of long-term debt									$ 13,000,000

Notes Payable and Long-Term Debt (Details 2) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 6.21% senior notes, repaid in 2012	Dec. 31, 2011 6.21% senior notes, repaid in 2012	Dec. 31, 2012 6.92% senior notes, repaid in 2012	Dec. 31, 2011 6.92% senior notes, repaid in 2012	Dec. 31, 2012 Industrial Development Revenue Bonds, floating rates (1.30% - 1.76% at December 31, 2012) due 2013 through 2027	Dec. 31, 2011 Industrial Development Revenue Bonds, floating rates (1.30% - 1.76% at December 31, 2012) due 2013 through 2027	Dec. 31, 2012 Industrial Development Revenue Bonds, floating rates (1.30% - 1.76% at December 31, 2012) due 2013 through 2027 Minimum	Dec. 31, 2012 Industrial Development Revenue Bonds, floating rates (1.30% - 1.76% at December 31, 2012) due 2013 through 2027 Maximum	Dec. 31, 2012 Foreign subsidiary obligation, 5.34%, due 2013 through 2021	Dec. 31, 2011 Foreign subsidiary obligation, 5.34%, due 2013 through 2021	Dec. 31, 2010 Foreign subsidiary obligation, 5.34%, due 2013 through 2021	Dec. 31, 2012 Foreign subsidiary obligation, floating rate	Dec. 31, 2011 Foreign subsidiary obligation, floating rate	Dec. 31, 2012 Capital lease obligations and other	Dec. 31, 2011 Capital lease obligations and other
Notes Payable and Long Term Debt
Maximum borrowing capacity													$ 114,000,000
Interest rate (as a percent)			6.21%		6.92%						5.34%
Long-term debt	145,963,000	157,252,000		1,072,000		31,000,000	41,800,000	41,800,000			102,600,000	81,318,000		182,000	206,000	1,381,000	1,856,000
Current maturities of long-term debt	(25,138,000)	(40,885,000)
Long-term debt, less current maturities	120,825,000	116,367,000
Floating rates (as a percent)									1.30%	1.76%
Maximum consolidated funded debt as a percentage of aggregate capitalization	50.00%
Adjusted leverage ratio, maximum	3.5
Minimum net worth base requirement	1,150,000,000
Percentage of consolidated net income added to net worth base amount	25.00%
Maximum amount of dividends	15,000,000
Sum of subsidiary indebtedness and priority indebtedness as a percentage of consolidated tangible net worth, maximum	10.00%
Minimum net worth base requirement after debt refinancing	1,870,445,000
Percentage of consolidated net income added to net worth base amount after debt refinancing	25.00%
Base amount used to calculate maximum dividend allowed after debt refinancing	25,000,000
Sum of subsidiary indebtedness and priority indebtedness as a percentage of consolidated tangible net worth after debt refinancing, maximum	20.00%
Maturities of long-term debt
2013	25,138,000
2014	11,553,000
2015	11,400,000
2016	11,400,000
2017	11,400,000
Thereafter	$ 75,072,000

Derivatives and Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost
Schedule of amortized cost and estimated fair values of investments and long term debt
Available-for-sale securities	$ 279,556,000	$ 297,916,000
Trading securities	28,508,000	25,437,000
Long-term debt	145,963,000	157,252,000
Fair Value
Schedule of amortized cost and estimated fair values of investments and long term debt
Available-for-sale securities	282,829,000	297,443,000
Trading securities	30,550,000	25,813,000
Long-term debt	$ 149,333,000	$ 161,636,000

Derivatives and Fair Value of Financial Instruments (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commodities
Assets:
Derivatives	$ 6,916,000	$ 5,144,000
Margin account	14,063,000	8,619,000
Derivative assets and liabilities, net basis	13,867,000	8,234,000
Liabilities:
Derivatives	7,112,000	5,529,000
Interest rate swaps
Liabilities:
Derivatives	9,810,000	11,268,000
Foreign currencies
Assets:
Derivatives		2,247,000
Liabilities:
Derivatives	4,157,000	3,380,000
Money market funds
Assets:
Available-for-sale securities	126,537,000	139,420,000
Corporate bonds
Assets:
Available-for-sale securities	69,214,000	89,146,000
U.S. Government agency securities
Assets:
Available-for-sale securities	23,775,000	9,757,000
Emerging markets debt mutual fund
Assets:
Available-for-sale securities	18,734,000	16,399,000
U.S. Treasury securities
Assets:
Available-for-sale securities	17,169,000	4,905,000
Collateralized mortgage obligations
Assets:
Available-for-sale securities	15,162,000	15,011,000
Asset backed debt securities
Assets:
Available-for-sale securities	12,238,000	3,533,000
Fixed rate municipal notes and bonds
Assets:
Available-for-sale securities		17,788,000
High yield trading debt securities
Assets:
Trading securities	23,406,000	20,750,000
Emerging markets trading debt mutual fund
Assets:
Trading securities	3,237,000	2,487,000
Emerging markets trading debt securities
Assets:
Trading securities	2,600,000	2,355,000
Recurring basis | Balance at period end
Assets:
Total Assets	357,283,000	364,571,000
Liabilities:
Total Liabilities	21,079,000	20,177,000
Recurring basis | Balance at period end | Commodities
Assets:
Derivatives	6,916,000	5,144,000
Margin account	14,063,000	8,619,000
Derivative assets and liabilities, net basis	13,867,000	8,234,000
Liabilities:
Derivatives	7,112,000	5,529,000
Recurring basis | Balance at period end | Interest rate swaps
Liabilities:
Derivatives	9,810,000	11,268,000
Recurring basis | Balance at period end | Foreign currencies
Assets:
Derivatives		2,247,000
Liabilities:
Derivatives	4,157,000	3,380,000
Recurring basis | Balance at period end | Money market funds | Short-term investments
Assets:
Available-for-sale securities	126,537,000	139,420,000
Recurring basis | Balance at period end | Money market funds | Other current assets
Assets:
Trading securities	3,157,000	4,521,000
Recurring basis | Balance at period end | Corporate bonds | Short-term investments
Assets:
Available-for-sale securities	69,214,000	89,146,000
Recurring basis | Balance at period end | Corporate bonds | Other current assets
Assets:
Trading securities	60,000	72,000
Recurring basis | Balance at period end | U.S. Government agency securities | Short-term investments
Assets:
Available-for-sale securities	23,775,000	9,757,000
Recurring basis | Balance at period end | U.S. Government agency securities | Other current assets
Assets:
Trading securities	2,117,000	2,085,000
Recurring basis | Balance at period end | Emerging markets debt mutual fund | Short-term investments
Assets:
Available-for-sale securities	18,734,000	16,399,000
Recurring basis | Balance at period end | U.S. Treasury securities | Short-term investments
Assets:
Available-for-sale securities	17,169,000	4,905,000
Recurring basis | Balance at period end | U.S. Treasury securities | Other current assets
Assets:
Trading securities	1,567,000	1,474,000
Recurring basis | Balance at period end | Collateralized mortgage obligations | Short-term investments
Assets:
Available-for-sale securities	15,162,000	15,011,000
Recurring basis | Balance at period end | Asset backed debt securities | Short-term investments
Assets:
Available-for-sale securities	12,238,000	3,533,000
Recurring basis | Balance at period end | Fixed rate municipal notes and bonds | Short-term investments
Assets:
Available-for-sale securities		17,788,000
Recurring basis | Balance at period end | Other | Short-term investments
Assets:
Available-for-sale securities		1,484,000
Recurring basis | Balance at period end | Other | Other current assets
Assets:
Trading securities	239,000	236,000
Recurring basis | Balance at period end | High yield trading debt securities | Short-term investments
Assets:
Trading securities	23,406,000	20,750,000
Recurring basis | Balance at period end | Emerging markets trading debt mutual fund | Short-term investments
Assets:
Trading securities	3,237,000	2,487,000
Recurring basis | Balance at period end | Emerging markets trading debt securities | Short-term investments
Assets:
Trading securities	2,600,000	2,355,000
Recurring basis | Balance at period end | Other debt securities | Short-term investments
Assets:
Trading securities	1,307,000	221,000
Recurring basis | Balance at period end | Domestic equity securities | Other current assets
Assets:
Trading securities	15,864,000	13,563,000
Recurring basis | Balance at period end | Fixed income mutual funds | Other current assets
Assets:
Trading securities	7,153,000	4,483,000
Recurring basis | Balance at period end | Foreign equity securities | Other current assets
Assets:
Trading securities	6,831,000	7,490,000
Recurring basis | Level 1
Assets:
Total Assets	186,608,000	190,167,000
Liabilities:
Total Liabilities	7,112,000	5,529,000
Recurring basis | Level 1 | Commodities
Assets:
Derivatives	6,699,000	5,144,000
Liabilities:
Derivatives	7,112,000	5,529,000
Recurring basis | Level 1 | Money market funds | Short-term investments
Assets:
Available-for-sale securities	126,537,000	139,420,000
Recurring basis | Level 1 | Money market funds | Other current assets
Assets:
Trading securities	3,157,000	4,521,000
Recurring basis | Level 1 | Emerging markets debt mutual fund | Short-term investments
Assets:
Available-for-sale securities	18,734,000	16,399,000
Recurring basis | Level 1 | Other | Other current assets
Assets:
Trading securities	187,000	159,000
Recurring basis | Level 1 | Emerging markets trading debt mutual fund | Short-term investments
Assets:
Trading securities	3,237,000	2,487,000
Recurring basis | Level 1 | Other debt securities | Short-term investments
Assets:
Trading securities	822,000
Recurring basis | Level 1 | Domestic equity securities | Other current assets
Assets:
Trading securities	15,864,000	13,563,000
Recurring basis | Level 1 | Fixed income mutual funds | Other current assets
Assets:
Trading securities	7,153,000	4,483,000
Recurring basis | Level 1 | Foreign equity securities | Other current assets
Assets:
Trading securities	4,218,000	3,991,000
Recurring basis | Level 2
Assets:
Total Assets	170,675,000	174,404,000
Liabilities:
Total Liabilities	13,967,000	14,648,000
Recurring basis | Level 2 | Commodities
Assets:
Derivatives	217,000
Recurring basis | Level 2 | Interest rate swaps
Liabilities:
Derivatives	9,810,000	11,268,000
Recurring basis | Level 2 | Foreign currencies
Assets:
Derivatives		2,247,000
Liabilities:
Derivatives	4,157,000	3,380,000
Recurring basis | Level 2 | Corporate bonds | Short-term investments
Assets:
Available-for-sale securities	69,214,000	89,146,000
Recurring basis | Level 2 | Corporate bonds | Other current assets
Assets:
Trading securities	60,000	72,000
Recurring basis | Level 2 | U.S. Government agency securities | Short-term investments
Assets:
Available-for-sale securities	23,775,000	9,757,000
Recurring basis | Level 2 | U.S. Government agency securities | Other current assets
Assets:
Trading securities	2,117,000	2,085,000
Recurring basis | Level 2 | U.S. Treasury securities | Short-term investments
Assets:
Available-for-sale securities	17,169,000	4,905,000
Recurring basis | Level 2 | U.S. Treasury securities | Other current assets
Assets:
Trading securities	1,567,000	1,474,000
Recurring basis | Level 2 | Collateralized mortgage obligations | Short-term investments
Assets:
Available-for-sale securities	15,162,000	15,011,000
Recurring basis | Level 2 | Asset backed debt securities | Short-term investments
Assets:
Available-for-sale securities	12,238,000	3,533,000
Recurring basis | Level 2 | Fixed rate municipal notes and bonds | Short-term investments
Assets:
Available-for-sale securities		17,788,000
Recurring basis | Level 2 | Other | Short-term investments
Assets:
Available-for-sale securities		1,484,000
Recurring basis | Level 2 | Other | Other current assets
Assets:
Trading securities	52,000	77,000
Recurring basis | Level 2 | High yield trading debt securities | Short-term investments
Assets:
Trading securities	23,406,000	20,750,000
Recurring basis | Level 2 | Emerging markets trading debt securities | Short-term investments
Assets:
Trading securities	2,600,000	2,355,000
Recurring basis | Level 2 | Other debt securities | Short-term investments
Assets:
Trading securities	485,000	221,000
Recurring basis | Level 2 | Foreign equity securities | Other current assets
Assets:
Trading securities	$ 2,613,000	$ 3,499,000

Derivatives and Fair Value of Financial Instruments (Details 3) (USD $)	12 Months Ended																	1 Months Ended
	Dec. 31, 2012 Commodity contracts	Dec. 31, 2011 Commodity contracts	Dec. 31, 2010 Commodity contracts	Dec. 31, 2012 Net commodity purchase contracts Grain item	Dec. 31, 2011 Net commodity purchase contracts Soybean oil item	Dec. 31, 2011 Net commodity purchase contracts Soybean meal item	Dec. 31, 2011 Net commodity purchase contracts Hogs item	Dec. 31, 2012 Net commodity purchase contracts Sugar item	Dec. 31, 2012 Net commodity purchase contracts Cheese item	Dec. 31, 2011 Net commodity sale contracts Grain item	Dec. 31, 2012 Net commodity sale contracts Soybean meal item	Dec. 31, 2012 Net commodity sale contracts Hogs item	Dec. 31, 2012 Net commodity sale contracts Heating oil item	Dec. 31, 2011 Net commodity sale contracts Heating oil item	Dec. 31, 2012 Net commodity sale contracts Dry whey powder item	Dec. 31, 2012 Foreign currency exchange agreements	Dec. 31, 2011 Foreign currency exchange agreements	Sep. 29, 2012 Interest rate exchange agreements item	Aug. 28, 2010 Interest rate exchange agreements	May 29, 2010 Interest rate exchange agreements item	Dec. 31, 2012 Interest rate exchange agreements item	Dec. 31, 2011 Interest rate exchange agreements item
Derivative commodity instruments
Nonmonetary notional amount				15,403,000	2,580,000	23,300	2,280,000	28,896,000	120,000	10,599,000	53,000	21,080,000	546,000	1,176,000	220,000
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ (6,098,000)	$ 20,279,000	$ 8,047,000
Notional amounts																243,563,000	158,266,000	25,000,000	25,000,000	25,000,000	75,000,000	100,000,000
Number of derivative agreements entered																				3	3	4
Number of derivative agreements terminated																		1
Term of derivative contract																			10 years	10 years
Payment to terminate derivative agreement																		$ 3,861,000

Derivatives and Fair Value of Financial Instruments (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commodities
Amount of gain or (loss) recognized for each type of derivative and its location in the Condensed Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ (6,098,000)	$ 20,279,000	$ 8,047,000
Commodities | Cost of sales-products
Amount of gain or (loss) recognized for each type of derivative and its location in the Condensed Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	(6,098,000)	20,279,000
Foreign currencies | Cost of sales-products
Amount of gain or (loss) recognized for each type of derivative and its location in the Condensed Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	3,027,000	25,692,000
Foreign currencies | Foreign currency
Amount of gain or (loss) recognized for each type of derivative and its location in the Condensed Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	(3,919,000)	(1,957,000)
Interest rate | Miscellaneous, net
Amount of gain or (loss) recognized for each type of derivative and its location in the Condensed Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ (5,132,000)	$ (14,467,000)

Derivatives and Fair Value of Financial Instruments (Details 5) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commodities
Fair value of each type of derivative and its location in the Condensed Consolidated Balance Sheets
Asset Derivatives	$ 6,916,000	$ 5,144,000
Liability Derivatives	7,112,000	5,529,000
Margin account	14,063,000	8,619,000
Derivative assets and liabilities, net basis	13,867,000	8,234,000
Foreign currencies
Fair value of each type of derivative and its location in the Condensed Consolidated Balance Sheets
Asset Derivatives		2,247,000
Liability Derivatives	4,157,000	3,380,000
Interest rate
Fair value of each type of derivative and its location in the Condensed Consolidated Balance Sheets
Liability Derivatives	$ 9,810,000	$ 11,268,000

Employee Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 plan	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits
Number of defined benefit plans	2
Reconciliation of benefit obligation:
Service cost	$ 8,843,000	$ 7,550,000	$ 6,367,000
Interest cost	8,918,000	8,997,000	8,712,000
Plan settlement	(1,796,000)
Expected future net benefit payments
2013	7,344,000
2014	7,708,000
2015	8,416,000
2016	10,354,000
2017	10,993,000
2018 - 2022	76,635,000
Components of net periodic benefit cost:
Service cost	8,843,000	7,550,000	6,367,000
Interest cost	8,918,000	8,997,000	8,712,000
Expected return on plan assets	(6,431,000)	(6,598,000)	(6,218,000)
Amortization and other	6,748,000	4,027,000	4,046,000
Settlement	1,796,000
Curtailment	1,134,000
Net periodic benefit cost	21,008,000	13,976,000	12,907,000
Amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive income (AOCI) before taxes
Accumulated loss, net of gain	(91,611,000)	(81,708,000)
Prior service cost, net of credit	(72,000)	(6,351,000)
Total accumulated other comprehensive loss	(91,683,000)	(88,059,000)
Amounts in AOCI expected to be recognized as components of net periodic benefit cost in 2013
Accumulated loss, net of gain	(6,588,000)
Prior service cost, net of credit	24,000
Estimated net periodic benefit cost	(6,564,000)
Contribution expense for multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement	584,000	545,000	528,000
Maximum percentage of total contributions to multi-employer pension fund	5.00%	5.00%	5.00%
Accumulated benefits exceed assets
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	97,586,000	91,512,000
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	204,540,000	173,023,000
Service cost	8,843,000	7,523,000
Interest cost	8,918,000	9,025,000
Actuarial losses	25,749,000	19,637,000
Benefits paid	(5,872,000)	(4,668,000)
Plan curtailments	(6,136,000)
Plan settlement	(5,532,000)
Plan amendments	(3,785,000)
Benefit obligation at end of year	226,725,000	204,540,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	91,512,000	93,638,000
Actual return on plan assets	9,426,000	807,000
Employer contributions	8,052,000	1,735,000
Benefits paid	(5,872,000)	(4,668,000)
Plan settlement	(5,532,000)
Fair value of plan assets at end of year	97,586,000	91,512,000
Funded status	(129,139,000)	(113,028,000)
Components of net periodic benefit cost:
Service cost	8,843,000	7,523,000
Interest cost	8,918,000	9,025,000
Settlement	5,532,000
Defined benefit pension plan
Target allocation and pension plan asset allocation
Requisite service period upon attaining age of 21 to be eligible for participation	1 year
Requisite age of employees to be eligible for participation	21 years
Estimated fair value of plan assets	97,586,000
Weighted-average assumptions
Long-term rate of increase in compensation levels (as a percent)	4.00%
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	91,512,000
Fair value of plan assets at end of year	97,586,000
Funded status	(45,515,000)	(26,819,000)
Accumulated benefit obligation	120,573,000	102,165,000
Defined benefit pension plan | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	76,400,000	66,321,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	76,400,000	66,321,000
Defined benefit pension plan | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	21,186,000	25,191,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	21,186,000	25,191,000
Defined benefit pension plan | International/foreign equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	7,475,000	7,107,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	7,475,000	7,107,000
Defined benefit pension plan | International/foreign equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	7,475,000	7,107,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	7,475,000	7,107,000
Defined benefit pension plan | Domestic equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	36,346,000	34,770,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	36,346,000	34,770,000
Defined benefit pension plan | Domestic equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	36,346,000	34,770,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	36,346,000	34,770,000
Defined benefit pension plan | Fixed income mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	12,533,000	6,400,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	12,533,000	6,400,000
Defined benefit pension plan | Fixed income mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	12,533,000	6,400,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	12,533,000	6,400,000
Defined benefit pension plan | Corporate bonds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	6,387,000	18,526,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	6,387,000	18,526,000
Defined benefit pension plan | Corporate bonds | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	6,387,000	18,526,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	6,387,000	18,526,000
Defined benefit pension plan | Money market funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	6,285,000	6,513,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	6,285,000	6,513,000
Defined benefit pension plan | Money market funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	6,285,000	6,513,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	6,285,000	6,513,000
Defined benefit pension plan | U.S. Government agency securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	6,218,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	6,218,000
Defined benefit pension plan | U.S. Government agency securities | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	6,218,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	6,218,000
Defined benefit pension plan | U.S. Government bonds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,680,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,680,000
Defined benefit pension plan | U.S. Government bonds | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,680,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,680,000
Defined benefit pension plan | Emerging markets - equity
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,607,000	3,349,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,607,000	3,349,000
Defined benefit pension plan | Emerging markets - equity | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,607,000	3,349,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,607,000	3,349,000
Defined benefit pension plan | Real estate mutual fund
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,453,000	2,909,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,453,000	2,909,000
Defined benefit pension plan | Real estate mutual fund | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,453,000	2,909,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,453,000	2,909,000
Defined benefit pension plan | Mutual funds-equities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2,701,000	3,485,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	2,701,000	3,485,000
Defined benefit pension plan | Mutual funds-equities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2,701,000	3,485,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	2,701,000	3,485,000
Defined benefit pension plan | Treasury inflation indexed bonds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2,083,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	2,083,000
Defined benefit pension plan | Treasury inflation indexed bonds | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2,083,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	2,083,000
Defined benefit pension plan | Other
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	818,000	1,030,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	818,000	1,030,000
Defined benefit pension plan | Other | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	818,000	1,030,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	818,000	1,030,000
Defined benefit pension plan | U.S. Treasury STRIPS
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		3,587,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		3,587,000
Defined benefit pension plan | U.S. Treasury STRIPS | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		3,587,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		3,587,000
Defined benefit pension plan | Exchange traded funds-fixed income
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		1,788,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		1,788,000
Defined benefit pension plan | Exchange traded funds-fixed income | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		1,788,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		1,788,000
Defined benefit pension plan | Municipal bonds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		2,048,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		2,048,000
Defined benefit pension plan | Municipal bonds | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		2,048,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		2,048,000
Defined benefit pension plan | Minimum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)	2.50%	3.75%	4.45%
Discount rate used to determine net periodic benefit cost (as a percent)	3.75%	4.45%	5.25%
Expected return on plan assets (as a percent)	6.50%	7.00%	7.25%
Long-term rate of increase in compensation levels (as a percent)		4.00%	4.00%
Defined benefit pension plan | Minimum | Domestic large cap equity
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	29.00%
Actual Composition of Plans (as a percent)	31.00%	29.00%
Defined benefit pension plan | Minimum | Domestic small and mid-cap equity
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	7.00%
Actual Composition of Plans (as a percent)	9.00%	11.00%
Defined benefit pension plan | Minimum | International/foreign equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	11.00%
Actual Composition of Plans (as a percent)	11.00%	10.00%
Defined benefit pension plan | Minimum | Fixed income
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	25.00%
Actual Composition of Plans (as a percent)	20.00%	23.00%
Defined benefit pension plan | Minimum | Alternative investments
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	6.00%
Actual Composition of Plans (as a percent)	8.00%	6.00%
Defined benefit pension plan | Minimum | Cash and cash equivalents
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	1.00%
Actual Composition of Plans (as a percent)	3.00%	2.00%
Defined benefit pension plan | Maximum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)	4.15%	4.70%	5.65%
Discount rate used to determine net periodic benefit cost (as a percent)	4.70%	5.65%	6.25%
Expected return on plan assets (as a percent)	7.25%	7.50%	7.75%
Long-term rate of increase in compensation levels (as a percent)		5.00%	5.00%
Defined benefit pension plan | Maximum | Domestic large cap equity
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	40.00%
Actual Composition of Plans (as a percent)	42.00%	40.00%
Defined benefit pension plan | Maximum | Domestic small and mid-cap equity
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	10.00%
Actual Composition of Plans (as a percent)	12.00%	13.00%
Defined benefit pension plan | Maximum | International/foreign equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	16.00%
Actual Composition of Plans (as a percent)	13.00%	15.00%
Defined benefit pension plan | Maximum | Fixed income
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	42.00%
Actual Composition of Plans (as a percent)	37.00%	40.00%
Defined benefit pension plan | Maximum | Alternative investments
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	8.00%
Actual Composition of Plans (as a percent)	10.00%	7.00%
Defined benefit pension plan | Maximum | Cash and cash equivalents
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	5.00%
Actual Composition of Plans (as a percent)	4.00%	4.00%
Supplemental executive plans and retirement agreements
Reconciliation of fair value of plan assets:
Accumulated benefit obligation	$ 68,194,000	$ 59,229,000

Employee Benefits (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Deferred compensation plan
Number of investments against the values of which, employee may be allowed to reduce their compensation	4
Number of investments, which are taken as reference to measure the interest that may be acquired	3
Employer contribution as percentage of the employees' reduced compensation	3.00%
Number of deferred compensation plans	2
Deferred compensation plan expense (income)	$ 4,148,000	$ (1,505,000)	$ 4,267,000
Deferred compensation plan liability included in other liabilities	32,774,000	29,647,000
Deferred compensation plan assets included in other current assets	36,988,000	33,924,000
Investment income (loss) related to the mark-to-market of investments treated as trading securities	4,076,000	(1,584,000)	4,203,000
Defined contribution plan covering domestic, salaried and clerical employees
Defined contribution plans
Employer contribution (as a percent of employee contributions)	50.00%	50.00%	50.00%
Employer contribution limit per calendar year (as a percent of compensation)	6.00%	6.00%	6.00%
Vesting percentage after one year of service	20.00%
Additional vesting percentage with each additional complete year of service	20.00%
Contribution expense	2,063,000	1,956,000	1,826,000
Defined contribution plan covering hourly, non union and Daily's employees
Defined contribution plans
Number of defined contribution plans covering Daily's employees	2
Contribution expense	$ 546,000	$ 577,000	$ 1,455,000

Commitments and Contingencies (Details)	Sep. 19, 2012 item
Contingencies
Number of search warrants executed authorizing the seizure of certain records from Seaboard's offices in Merriam, Kansas and at the Seaboard Foods employment office and the human resources department in Guymon, Oklahoma.	3

Commitments and Contingencies (Details 2) (USD $)	Dec. 31, 2012	Jun. 30, 2012 Commodity Trading and Milling D	Dec. 31, 2012 Hog procurement contracts	Dec. 31, 2012 Hog procurement contracts Pork segment	Dec. 31, 2011 Hog procurement contracts Pork segment	Dec. 31, 2010 Hog procurement contracts Pork segment	Dec. 31, 2012 Grain and feed ingredients	Dec. 31, 2012 Grain purchase contracts for resale	Dec. 31, 2012 Fuel supply contract	Dec. 31, 2012 Equipment purchases and facility improvements	Dec. 31, 2012 Construction of new dry bulk vessels	Dec. 31, 2012 Other purchase commitments	Dec. 31, 2012 Total firm purchase commitments	Dec. 31, 2012 Vessel, time and voyage-charters	Dec. 31, 2012 Vessel, time and voyage-charters Marine	Dec. 31, 2011 Vessel, time and voyage-charters Marine	Dec. 31, 2010 Vessel, time and voyage-charters Marine	Dec. 31, 2012 Vessel, time and voyage-charters Marine Minimum	Dec. 31, 2012 Vessel, time and voyage-charters Marine Maximum	Dec. 31, 2012 Contract grower finishing agreements	Dec. 31, 2012 Contract grower finishing agreements Pork segment	Dec. 31, 2011 Contract grower finishing agreements Pork segment	Dec. 31, 2010 Contract grower finishing agreements Pork segment	Dec. 31, 2012 Other operating lease payments	Dec. 31, 2011 Other operating lease payments	Dec. 31, 2010 Other operating lease payments
Commitments
2013	$ 1,238,131,000		$ 187,555,000				$ 120,308,000	$ 665,192,000	$ 85,279,000	$ 48,814,000	$ 4,150,000	$ 17,521,000	$ 1,128,819,000	$ 77,846,000						$ 11,883,000				$ 19,583,000
2014	257,258,000		118,035,000				4,317,000				70,550,000	144,000	193,046,000	36,558,000						11,156,000				16,498,000
2015	163,720,000		105,410,000				3,700,000					45,000	109,155,000	30,282,000						9,689,000				14,594,000
2016	131,100,000		87,767,000									34,000	87,801,000	19,021,000						9,997,000				14,281,000
2017	112,374,000		69,047,000									35,000	69,082,000	18,993,000						9,831,000				14,468,000
Thereafter	268,108,000		4,358,000									131,000	4,489,000	81,869,000						9,241,000				172,509,000
Contract period																		1 year	12 years
Number of dry bulk vessels to be built		4
Cost of dry bulk vessels to be built		83,000,000
Amount paid under the down payment		8,300,000																			13,641,000	13,037,000	13,752,000
Amount paid under the contract				190,471,000	181,383,000	183,982,000									88,110,000	87,895,000	57,606,000
Operating Leases
Rental expense for operating leases																								29,224,000	25,916,000	24,835,000
Conditional and Unconditional Commitments
Incentive payments for achieving certain performance standards																					1,500,000
Amount paid under the down payment		$ 8,300,000																			$ 13,641,000	$ 13,037,000	$ 13,752,000

Stockholders' Equity and Accumulated Other Comprehensive Loss (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stock repurchase programs, authorized amount	$ 100,000,000
Remaining authorized repurchase amount under November 2009 share repurchase program	33,204,000
Common shares repurchased	12,937	5,282	20,879
Repurchase of common stock	26,830,000	9,971,000	29,994,000
Components of accumulated other comprehensive loss, net of related taxes
Cumulative foreign currency translation adjustment	(109,457,000)	(93,669,000)	(81,280,000)
Unrealized gain (loss) on investments	2,232,000	(311,000)	445,000
Unrealized loss on cash flow hedges	(113,000)
Unrecognized pension cost	(64,206,000)	(62,085,000)	(43,072,000)
Accumulated other comprehensive loss	(171,544,000)	(156,065,000)	(123,907,000)
Net assets of Sugar segment denominated in Argentine pesos	193,380,000	215,921,000
Net assets of Sugar segment denominated in U.S. dollars	5,843,000	4,608,000
Income tax rate for foreign currency translation gains and losses (as a percent)	35.00%	35.00%	35.00%
Effective income tax rate for components of accumulated other comprehensive loss (as a percent)	39.00%	39.00%	39.00%
Unrecognized pension cost related to employees at certain subsidiaries	21,129,000	20,362,000
Common stock dividend declared and paid (in dollars per share)	$ 12		$ 9
Common stock dividend historical amount on a quarterly basis (in dollars per share)	$ 0.75
Common stock dividend historical amount on annual (in dollars per share)	$ 3
Prepayment of dividend for 2013	$ 3
Prepayment of dividend for 2014	$ 3
Prepayment of dividend for 2015	$ 3
Prepayment of dividend for 2016	$ 3
Prepayment of dividend for 2011	$ 3
Prepayment of dividend for 2012	$ 3
Pension settlement loss	(1,796,000)
Pension curtailment loss	(1,134,000)
Pension settlement and curtailment loss	$ (2,930,000)

Segment Information (Details) (USD $)	12 Months Ended				3 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2013	Oct. 01, 2011 Mexico ham boning and processing plant	Mar. 30, 2013 Pork	Dec. 31, 2012 Pork	Oct. 01, 2011 Pork Mexico ham boning and processing plant	Dec. 31, 2012 Pork Revenues Agent Japan	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Apr. 02, 2011 Commodity Trading and Milling	Dec. 31, 2012 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2010 Commodity Trading and Milling	Oct. 02, 2010 Commodity Trading and Milling	Apr. 08, 2011 Power facility	Oct. 01, 2011 Power	Jul. 02, 2011 Power	Dec. 31, 2012 Power MW	Apr. 20, 2011 Power MW	Dec. 31, 2011 Turkey	Dec. 31, 2012 Turkey	Dec. 31, 2011 Turkey	Dec. 31, 2010 Turkey	Dec. 31, 2012 Turkey Revenues Agent item
Segment Information
Number of reportable segments	6
Segment Information
Percentage of revenues									10.00%																	10.00%
Number of customers																										1
Number of agents									1
Impairment charge		$ 5,600,000			$ 5,600,000			$ 5,600,000
One-time Federal blender's credits that will be recognized as revenues				11,260,000		11,260,000	11,260,000
Net sales												101,080,000
Inventory write-down														15,374,000
Inventory write-down (in dollars per share)														$ 12.65
Proportionate share of income from affiliates	30,707,000	26,621,000	20,965,000								5,080,000		10,467,000	13,450,000	20,983,000								20,152,000	12,731,000	(998,000)
Increase in costs capitalized as fixed assets										9,763,000										136,000,000
Increase in liabilities due to capital lease										1,270,000
Consideration for majority interest acquired in commodity origination, storage and processing business in Canada																6,747,000
Cash acquired																1,169,000
Number of floating power generating facilities sold																	2
Consideration for sale of floating power generating facilities																	73,102,000
Additional deposit into escrow																	3,000,000
Amount received by the entity on sale of floating power generating facilities from previously escrowed balance																		1,500,000	55,000,000
Escrow earnings																			2,796,000
Amount received by the entity on sale of floating power generating facilities from various inventory items																			3,306,000
Gain on sale of assets		52,923,000																1,500,000	51,423,000
Net book value of power generating facilities and certain inventory items																	21,679,000
Capacity of EDM leased (in megawatts)																				106	72
Total project costs capitalized to date										9,763,000										136,000,000
Operating income (loss)																							65,694,000	55,120,000	(169,000)
Proportionate share of impairment of fixed assets charge and accrued severance charges																						(3,005,000)
Advance capital lease payment to begin operations in 2012 of a flour mill in Ghana		8,493,000								8,493,000
Initial lease term										33 years
Portion of sales price remaining in escrow																		$ 3,000,000

Segment Information (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Sales to External Customers:		$ 6,189,133,000	$ 5,746,902,000	$ 4,385,702,000
Operating Income (Loss):		309,661,000	407,204,000	321,066,000
Income from affiliates		30,707,000	26,621,000	20,965,000
Depreciation and amortization		90,216,000	81,223,000	86,802,000
Total Assets:	3,006,728,000	3,347,781,000	3,006,728,000
Investment in and Advances to Affiliates:	364,840,000	410,542,000	364,840,000
Capital expenditures:		158,755,000	183,748,000	103,336,000
Segment Totals
Segment Information
Operating Income (Loss):		336,348,000	423,347,000	341,366,000
Depreciation and amortization		89,889,000	80,992,000	86,533,000
Total Assets:	2,509,361,000	2,932,902,000	2,509,361,000
Capital expenditures:		157,715,000	183,019,000	103,060,000
Pork
Segment Information
Sales to External Customers:		1,638,404,000	1,744,630,000	1,388,265,000
Operating Income (Loss):		122,556,000	259,271,000	213,325,000
Depreciation and amortization		43,014,000	43,866,000	50,813,000
Total Assets:	738,574,000	740,245,000	738,574,000
Capital expenditures:		52,333,000	39,890,000	9,568,000
Commodity Trading and Milling
Segment Information
Sales to External Customers:		3,023,531,000	2,689,786,000	1,808,948,000
Operating Income (Loss):		71,852,000	43,225,000	34,432,000
Income from affiliates	5,080,000	10,467,000	13,450,000	20,983,000
Depreciation and amortization		6,330,000	5,567,000	5,165,000
Total Assets:	755,903,000	992,507,000	755,903,000
Investment in and Advances to Affiliates:	160,402,000	186,873,000	160,402,000
Capital expenditures:		22,817,000	5,192,000	2,390,000
Marine
Segment Information
Sales to External Customers:		969,575,000	928,548,000	853,565,000
Operating Income (Loss):		26,111,000	(3,904,000)	47,612,000
Depreciation and amortization		23,490,000	22,675,000	22,743,000
Total Assets:	261,781,000	281,215,000	261,781,000
Capital expenditures:		35,365,000	31,210,000	28,411,000
Sugar
Segment Information
Sales to External Customers:		288,315,000	259,786,000	195,993,000
Operating Income (Loss):		60,180,000	65,101,000	31,741,000
Income from affiliates		88,000	440,000	980,000
Depreciation and amortization		11,222,000	8,289,000	7,180,000
Total Assets:	269,564,000	254,445,000	269,564,000
Investment in and Advances to Affiliates:	3,177,000	2,775,000	3,177,000
Capital expenditures:		22,066,000	22,626,000	30,620,000
Power
Segment Information
Sales to External Customers:		255,390,000	111,391,000	124,034,000
Operating Income (Loss):		55,042,000	60,845,000	13,424,000
Depreciation and amortization		5,467,000	192,000	204,000
Total Assets:	165,118,000	235,377,000	165,118,000
Capital expenditures:		25,022,000	84,041,000	31,709,000
Turkey
Segment Information
Income from affiliates		20,152,000	12,731,000	(998,000)
Total Assets:	312,164,000	423,825,000	312,164,000
Investment in and Advances to Affiliates:	201,261,000	220,894,000	201,261,000
All Other
Segment Information
Sales to External Customers:		13,918,000	12,761,000	14,897,000
Operating Income (Loss):		607,000	(1,191,000)	832,000
Depreciation and amortization		366,000	403,000	428,000
Total Assets:	6,257,000	5,288,000	6,257,000
Capital expenditures:		112,000	60,000	362,000
Corporate
Segment Information
Operating Income (Loss):		(26,687,000)	(16,143,000)	(20,300,000)
Depreciation and amortization		327,000	231,000	269,000
Total Assets:	497,367,000	414,879,000	497,367,000
Capital expenditures:		$ 1,040,000	$ 729,000	$ 276,000

Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic Information
Total net sales	$ 6,189,133	$ 5,746,902	$ 4,385,702
Long-lived assets	845,227	798,227
Caribbean, Central and South America
Geographic Information
Total net sales	2,566,056	2,225,829	1,702,823
Africa
Geographic Information
Total net sales	1,471,574	1,489,409	1,061,221
United States
Geographic Information
Total net sales	1,303,533	1,328,116	1,079,316
Long-lived assets	530,169	515,375
Canada/Mexico
Geographic Information
Total net sales	351,505	407,593	245,935
Pacific Basin and Far East
Geographic Information
Total net sales	334,215	238,116	198,100
Europe
Geographic Information
Total net sales	87,741	8,367	19,927
Eastern Mediterranean
Geographic Information
Total net sales	74,509	49,472	78,380
Dominican Republic
Geographic Information
Long-lived assets	140,195	120,707
Argentina
Geographic Information
Long-lived assets	108,492	111,726
All Other
Geographic Information
Long-lived assets	$ 66,371	$ 50,419

Segment Information (Details 4) (Individual foreign country, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total sales | South Africa
Concentration Risk
Net sales	$ 563,088,000	$ 622,354,000	$ 420,277,000
Percentage of revenues	9.00%	11.00%	10.00%
Accounts Receivable | Foreign Country
Concentration Risk
Foreign receivables, excluding receivables due from affiliates	$ 296,990,000	$ 221,584,000

Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts:
Movement in valuation and qualifying accounts
Balance at beginning of year	$ 10,941	$ 8,170	$ 7,330
Provision/ charged (credit) to expense	3,092	4,400	2,771
Net deductions/ Other	(1,902)	(1,629)	(1,931)
Balance at end of year	12,131	10,941	8,170
Allowance for Deferred Tax Assets:
Movement in valuation and qualifying accounts
Balance at beginning of year	16,320	30,664	28,621
Provision/ charged (credit) to expense	(4,562)	(13,959)	2,512
Net deductions/ Other		(385)	(469)
Balance at end of year	11,758	16,320	30,664
Reserve for LIFO Valuation:
Movement in valuation and qualifying accounts
Balance at beginning of year	57,783	24,085	22,807
Provision/ charged (credit) to expense	32,947	33,698	1,278
Balance at end of year	$ 90,730	$ 57,783	$ 24,085